Registration No. 333-56709
                                                            File No. 811-08807


                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                                   FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [X]

Pre-Effective Amendment No.  1                                             [X]

Post-Effective Amendment No. _____                                       [   ]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                [X]

Amendment No.  1                                                           [X]


                         OPPENHEIMER CORE EQUITY FUND
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              (Exact Name of Registrant as Specified in Charter)

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            Two World Trade Center, New York, New York 10048-0203
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             (Address of Principal Executive Offices) (Zip Code)

                                 212-323-0200
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             (Registrant's Telephone Number, including Area Code)


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                           Andrew J. Donohue, Esq.

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                            OppenheimerFunds, Inc.

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            Two World Trade Center, New York, New York 10048-0203
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                   (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant to paragraph (b) [ ] On _______________ pursuant to paragraph (b) [ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] On _______________ pursuant to paragraph (a)(1) [ ] 75 days after filing pursuant to paragraph (a)(2) [ ] On _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


The Registrant hereby undertakes that it will amend the Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to
Section 8(a), shall determine.

























N1a\715N1A#2-599.doc

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Oppenheimer Core Equity Fund

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Prospectus dated _____________, 1999

      Oppenheimer Core Equity Fund is a mutual fund that seeks capital appreciation to make your investment grow. It emphasizes investments in equity securities of companies selected from those included in the Russell 1000(R) Index.

      This Prospectus contains important information about the Fund's objective, its investment policies, strategies and risks. It also contains important information about how to buy and sell shares of the Fund and other account features. Please read this Prospectus carefully before you invest and keep it for future reference about your account.














                                                       (OppenheimerFunds logo)




As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

Contents


            About the Fund

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            The Fund's Objective and Investment Strategies

            Main Risks of Investing in the Fund

            The Fund's Performance

            Fees and Expenses of the Fund

            About the Fund's Investments


            How the Fund is Managed



            About Your Account

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                              How to Buy Shares
            Class A Shares
            Class B Shares
            Class C Shares
            Class Y Shares

            Special Investor Services

            AccountLink
            PhoneLink
            OppenheimerFunds Web Site
            Retirement Plans

            How to Sell Shares
            By Mail
            By Telephone


            How to Exchange Shares

            Shareholder Account Rules and Policies

            Dividends, Capital Gains and Taxes


                             Financial Highlights

A B  O U T  T H E  F U N D

The Fund's Objective and Investment Strategies


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What Is the Fund's Investment Objective? The Fund's objective is capital appreciation.

What Does the Fund Invest In? The Fund invests mainly in equity securities, such as common stocks, of companies the Manager has selected from among those included in the Russell 10007 Index. Equity securities include common stocks, preferred stocks and securities convertible into common stock. The Fund's common stock investments will generally emphasize stocks of large capitalization issuers (those with a market capitalization in excess of $5 billion). The Fund can invest in domestic companies and foreign companies, although most of its equity investments are of U.S. companies. The Fund can also use hedging instruments and certain derivative investments to try to manage investment risks. These investments are more fully explained in "About the Fund's Investments," below.

      |X| How Does the Manager Decide What Securities to Buy or Sell? In selecting securities for the Fund, the Fund's portfolio manager uses a proprietary multi-factor quantitative model to look for companies that, in his opinion, have above-average earnings prospects but are selling at below-normal valuations. The portfolio manager, using his research and judgment on the particular security, evaluates the quantitative data derived from the multi-factor model. In seeking broad diversification of the Fund's portfolio among industries and market sectors, the portfolio manager currently looks for the characteristics listed below, although the characteristics used may change over time and may vary in particular cases.
      |_| Companies that are established and well-known in the marketplace, |_| Companies with below-average valuations and above-average earnings growth,
      |_| Undervalued companies with improving growth outlooks, |_| Companies in high-growth market sectors and that are leaders within their sectors,
      |_| Companies with growth rates that the Manager believes are sustainable over time.

      Because the Fund will typically hold between 60 and 100 stocks included in the Russell 10007 Index, and because the Fund's investments may be allocated in amounts that vary from the proportional weightings of the various stocks in the Russell 10007 Index, the Fund is not an "index" fund. However, in seeking to outperform its benchmark, the Manager does use certain targeted parameters that are based on the securities in the Russell 10007 Index. These targeted parameters currently include the following:
      |_| evaluating the relative price to earnings and price to book ratios, |_| considering the weighted median market capitalization of the
         Russell  10007  Index as compared  to the  portfolio  holdings of the
         Fund,
      |_| reviewing the  allocation  among the economic  sectors of the Fund's portfolio as compared to the Russell 10007 Index, and
o reviewing the weighting that individual stocks bear to the other securities held within the Russell 10007 Index. These targeted parameters are explained in the Statement of Additional Information.

Who Is the Fund Designed For? The Fund is designed primarily for investors seeking capital growth in their investment over the long term. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a moderately aggressive fund focusing on large-cap investments. Since the Fund's income level from these investments will likely be small, it is not designed for investors needing income. Because of its focus on long-term growth, the Fund may be appropriate for a part of a retirement plan investment. However, the Fund is not a complete investment program.

Main Risks of Investing in the Fund

      All investments carry risks to some degree. The Fund's investments in stocks are subject to changes in their value from a number of factors. Investments in stocks can be volatile and are subject to changes in general stock market movements (this is referred to as "market risk"), or the change in value of particular stocks because of an event affecting the issuer. At times, the Fund may increase the emphasis of its investments in a particular industry or sector. Therefore, it may be subject to the risks that economic, political or other events can have a negative effect on the values of securities of issuers in that industry or sector (this is referred to as "industry risk").

      Stocks of growth companies may be more volatile than other stocks, however the Fund's focus on large, more established companies may help reduce some of that risk. The Fund can also buy foreign securities that have special risks not associated with investments in domestic securities, such as the effects of currency fluctuations on relative prices.

      These risks collectively form the risk profile of the Fund, and can affect the value of the Fund's investments, its investment performance and its price per share. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them.

      The Manager tries to reduce risks by carefully researching securities before they are purchased. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial percentage of the stock of any one company and by not investing too great a percentage of the Fund's assets in any one company. Also, the Fund does not concentrate 25% or more of its assets in its investments in any one industry.

      However, changes in the overall market prices of securities can occur at any time. The share price of the Fund will change daily based on changes in market prices of securities and market conditions, and in response to other economic events. There is no assurance that the Fund will achieve its investment objective.

      |X| Risks of Investing in Stocks. Stocks fluctuate in price, and their short-term volatility at times may be great. Because the Fund invests primarily in common stocks, the value of the Fund's portfolio will be affected by changes in the stock markets. Market risk will affect the Fund's net asset value per share, which will fluctuate as the values of the Fund's portfolio securities change. The prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.

      Additionally, stocks of issuers in a particular industry may be affected by changes in economic conditions, government regulations, availability of basic resources or supplies or other events that affect that industry more than others. To the extent that the Fund increases the relative emphasis of its investments in a particular industry, its share prices might fluctuate in response to events affecting that industry. Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, or major litigation against the issuer.

      The Fund generally invests in securities of large companies, but may also buy stocks of small companies and mid-size companies, which may have more volatile stock prices than larger companies.

      |X| There are Special Risks in Using Derivative Investments. The Fund can use derivatives to seek increased returns or to try to hedge investment risks. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, and forward contracts are examples of derivatives.
Currently the Fund does not intend to use these types of investments to a significant degree.

      If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the Manager expected it to perform. If that happens, the Fund's share price could decline. The Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can cause the Fund to lose money on its investment and/or increase the volatility of its share prices.

How Risky is the Fund Overall? The Fund focuses its investments on equity securities for long-term growth. The stock markets can be volatile, particularly in the short term, and the price of the Fund's shares can go up and down substantially. The Fund generally does not use income-oriented investments to help cushion the Fund's total return from changes in stock prices, except for defensive purposes. In the OppenheimerFunds spectrum, the Fund is a moderately aggressive investment vehicle. In the short-term it may be less volatile than small-cap and emerging markets stock funds, but may be more subject to greater fluctuations in its share prices than funds that focus on both stocks and bonds or on investment grade bonds for income.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Performance

      Because the Fund is a new Fund and has not completed a full calendar year's operations, performance information is not included in this Prospectus. To obtain performance information of the Fund after its first full calendar quarter of operations, you can either contact the Transfer Agent or visit the OppenheimerFunds web site. Please remember that the Fund is intended as a long-term investment and performance information for a short period should not be relied upon as indicative of what the Fund's long-term performance results might be.

Fees and Expenses of the Fund

The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset value per share. All shareholders therefore pay those expenses indirectly.
Shareholders pay other expenses directly, such as sales charges and account transaction charges. The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (charges paid directly from your investment):


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                           Class A        Class B       Class C      Class Y
                            Shares        Shares        Shares       Shares

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 Maximum Sales Charge
 (Load) on purchases        5.75%          None          None         None
 (as % of offering
 price)

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 Maximum Deferred Sales
 Charge (Load) (as %
 of                         None1           5%2           1%3         None
 the lower of the
 original
 offering price or
 redemption proceeds)

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1. A contingent deferred sales charge may apply to redemptions of investments of $1 million or more ($500,000 for retirement plan accounts) of Class A shares. See "How to Buy Shares" for details.
2. Applies to redemptions in first year after purchase. The contingent deferred sales charge declines to 1% in the sixth year and is eliminated after that.
3. Applies to shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)


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                                   Class A    Class B    Class C     Class Y
                                   Shares      Shares     Shares     Shares

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         Management Fees               0.75%      0.75%      0.75%       0.75%

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 Distribution   and/or   Service       0.25%      1.00%      1.00%        None
 (12b-1)

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  Fees

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 Other Expenses                       _____%     _____%     _____%      _____%

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 Total Annual Operating Expenses      _____%     _____%     _____%      _____%

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Expenses may vary in future years. Because the Fund is a new fund and has no operating history, the rates for the management fees and the 12b-1 Plan fees are the maximum rates that can be charged. "Other expenses" are estimates of the transfer agent fees, custodial expenses, and accounting and legal expenses based on the Manager's projections of what those expenses will be in the Fund's first fiscal year.

Examples. These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

      The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions. The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:


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 If shares are redeemed:       1 Year       3 Years

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 Class A Shares                   $______      $______

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 Class B Shares                   $______      $______

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 Class C Shares                   $______      $______

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 Class Y Shares                   $______      $______

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 If shares are not             1 Year       3 Years
 redeemed:

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 Class A Shares                   $______      $______

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 Class B Shares                   $______      $______

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 Class C Shares                   $______      $______

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 Class Y Shares                   $______      $______

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 In the first example, expenses include the initial sales charge for Class A and the applicable Class B or Class C contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B and Class C expenses do not include the contingent deferred sales charges.

About the Fund's Investments

The Fund's Principal Investment Policies. The composition of the Fund's portfolio will vary over time based upon the evaluation of particular securities and economic and market trends by the Manager. The Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

      |X|  Stock  Investments.  The  Fund  seeks  its  investment  objective  by investing at least 80% of its total assets in common stocks of companies the Manager has selected from among those included in the Russell 10007 Index. The Manager uses a multi-factor quantitative model to look for companies within the
Russell  1000   Index that,  in its opinion,  have  above-average  earnings prospects but are selling at below-normal valuations. The Fund's common stock investments will generally emphasize stocks of large capitalization issuers (issuers with a market capitalization in excess of $5 billion). The Fund will generally invest 5% or less of its total assets in cash, cash equivalents (including commercial paper) or U.S. Government securities.

      The Fund seeks to outperform its benchmark, the Russell 1000 Index, which measures the performance of the 1,000 largest U.S. companies based on total market capitalization. The number of common stock issuers owned by the Fund will generally range from 60 to 100. In selecting securities from its benchmark universe for the Fund's portfolio, the Manager's security selection process uses three filters in its quantitative model as initial screens: earnings momentum, earnings surprise, and below-normal valuation. The Manager looks for strong relative earnings growth, preferring internal growth and unit growth to growth resulting from the acquisitions or the company's pricing structure. A company's stock price relative to its earnings and book value is also examined, with companies judged by the Manager to be overvalued not considered further. After the initial screening is done, the Manager relies on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies the Manager believes have strong,
sustainable   earnings  growth  with  current   momentum  at  attractive   price
valuations.

      While the Fund emphasizes investments in common stocks, it may also buy preferred stocks and securities convertible into common stock. The Manager considers convertible securities to be "equity equivalents" because of the conversion feature and because their rating has less impact on the investment decision than in the case of other debt securities.

      |X|  Foreign  Investing.  In addition to  investing  in equity  securities
selected  from those  included in the  Russell  100   Index,  the Fund can
invest up to 10% of its total assets in securities of companies or governments in any country, including developed countries and emerging markets.

         o Special Risks of Foreign Investing. While foreign securities offer special investment opportunities, there are also special risks. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency.
Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors. Securities in emerging market countries may be more difficult to sell and their prices may be more volatile.

      O Short-Term Debt Securities. The Fund can hold cash, cash equivalents, or U.S. Government securities, and anticipates that it will generally invest 5% or less of its total assets in such securities. The Fund may invest in high quality, short-term money market instruments such as U.S. Treasury and agency obligations; commercial paper (short-term, unsecured, negotiable promissory notes of a domestic or foreign company); short-term debt obligations of corporate issuers; and certificates of deposit and bankers' acceptances (time drafts drawn on commercial banks usually in connection with international transactions) of domestic or foreign banks and savings and loan associations. The issuers of foreign money market instruments purchased by the Fund must have at least U.S. $1 billion of assets.

n Can the Fund's Investment Objective and Policies Change? The Fund's Board of Trustees can change non-fundamental investment policies without shareholder approval, although this Prospectus will be revised to describe significant changes. Fundamental policies are those that cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

      n Portfolio Turnover. The Fund may engage in short-term trading to try to achieve its objective. It might have a turnover rate in excess of 100% annually. Portfolio turnover affects brokerage costs the Fund pays. If the Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions.

Other Investment Strategies. To seek its objective, the Fund can also use the investment techniques and strategies described below. The Manager might not always use all of the different types of techniques and investments described below. These techniques involve certain risks, although some are designed to help reduce investment or market risks.

      n Illiquid and Restricted Securities. Investments may be illiquid because they have no active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 10% of its net assets in illiquid or restricted securities (the Board can increase that limit to 15%). Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

      n Derivative Investments. The Fund can invest in a number of different kinds of "derivative" investments. In the broadest sense, exchange-traded options, futures contracts, and other hedging instruments the Fund might use may be considered to be "derivative investments." Other derivatives the Fund can use include debt exchangeable for common stock of an issuer, index-linked and currency-linked notes and equity-linked debt securities. The Fund currently does not use derivatives to a significant degree.


      n Hedging. The Fund can buy and sell certain kinds of futures contracts, put and call options, swaps, and forward contracts. These are all referred to as "hedging instruments." The Fund does not use hedging instruments for speculative purposes, and limits its use of them. The Fund is not required to use hedging instruments to seek its goal and currently does not use them to a significant degree.

      The Fund could buy and sell options, futures and forward contracts for a number of purposes. It might do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. It might do so to try to manage its exposure to changing interest rates.

      Options trading involves the payment of premiums and has special tax effects on the Fund. There are also special risks in particular hedging strategies. For example, if a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price.

      If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

Temporary Defensive Investments. In times of unstable or adverse market or economic conditions, the Fund can invest up to 100% of its assets in temporary defensive investments. Generally they would be highly-rated commercial paper and money market instruments, U.S. government securities, and repurchase agreements. The Fund can also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. To the extent the Fund invests defensively in these securities, it might not achieve its investment objective.

Year 2000 Risks. Because some computer software systems in use today cannot distinguish the year 2000 from the year 1900, the markets for securities in which the Fund invests could be detrimentally affected by computer failures beginning January 1, 2000. Failure of computer systems used for securities trading could result in settlement and liquidity problems for the Fund and other investors. That failure could have a negative impact on handling securities trades, pricing and accounting services. Issuers of securities the Fund buys might incur substantial costs in attempting to prevent or fix their computer systems, which could have a negative effect on the Fund's investments and returns.

      The Manager, the Distributor and the Transfer Agent have been working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted in time for that event, although there cannot be assurance of success. Additionally, the services they provide depend on the interaction of their computer systems with those of brokers, information services, the Fund's custodian bank and other parties. Therefore, any failure of the computer systems of those parties to deal with the year 2000 might also have a negative effect on the services they provide to the Fund. The extent of that risk cannot be ascertained at this time.


How the Fund Is Managed

The Manager. The Fund's investment Manager, OppenheimerFunds, Inc., chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an Investment Advisory Agreement that states the Manager's responsibilities. The Agreement sets the fees paid by the Fund to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

      The Manager has operated as an investment adviser since 1959. The Manager (including subsidiaries) currently manages assets of more than $100 billion as of March 31, 1999, including investment companies with more than 4 million shareholder accounts and private accounts. The Manager is located at Two World Trade Center, 34th Floor, New York, New York 10048-0203.

      |X| Portfolio Manager. The Portfolio Manager of the Fund is Robert C. Doll, Jr. He is a Vice President of the Fund and is the person primarily responsible for selecting the securities for the Fund's portfolio. Mr. Doll is an Executive Vice President and Director of Investments of the Manager.

      |X| Advisory Fees. Under the Investment Advisory Agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million; 0.66% of the next $200 million; 0.60% of average annual net assets in excess of $800 million.


A B O U T  Y O U R  A C C O U N T


How to Buy Shares


How Are Shares Purchased? You can buy shares several ways -
o through any dealer, broker or financial institution that has a sales agreement with the Fund's Distributor, OppenheimerFunds Distributor, Inc., or
o      directly through the Distributor, or
o automatically through an Asset Builder Plan under the OppenheimerFunds AccountLink service.
The Distributor may appoint certain servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

      |X| Buying Shares Through Your Dealer. Your dealer will place your order with the Distributor on your behalf.

      |X| Buying Shares Through the Distributor. Complete an OppenheimerFunds New Account Application and return it with a check payable to "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217. If you don't list a dealer on the application, the Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.

      |X| Buying Shares by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is $2,500. Before sending a wire, call the Distributor's Wire Department at 1-800-525-7048 to notify the Distributor of the wire, and to receive further instructions.

      |X| Buying Shares Through OppenheimerFunds AccountLink. With AccountLink, shares are purchased for your account on the regular business day the Distributor is instructed by you to initiate the Automated Clearing House (ACH) transfer to buy the shares. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. Please refer to "AccountLink," below for more details.

      |X| Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund (and up to four other Oppenheimer funds) automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Asset Builder Application and the Statement of Additional Information.

How Much Must You Invest? You can open a Fund account with a minimum initial investment of $1,000 and make additional investments at any time with as little as $25. There are reduced minimum investments under special investment plans.
With Asset Builder Plans, 403(b) plans, Automatic Exchange Plans and military allotment plans, you can make initial and subsequent investments for as little as $25. Subsequent purchases of at least $25 can be made by telephone through AccountLink.
o Under retirement plans, such as IRAs, pension and profit-sharing plans and 401(k) plans, you can start your account with as little as $250. If your IRA is started under an Asset Builder Plan, the $25 minimum applies.
   Additional purchases may be as little as $25.
o The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

At What Price Are Shares Sold? Shares are sold at their offering price (the net asset value per share plus any initial sales charge that applies). The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Denver, Colorado, or after any agent appointed by the Distributor receives the order and sends it to the Distributor.

         |_| Net Asset Value. The net asset value of each class of shares is determined as of the close of The New York Stock Exchange, on each day the Exchange is open for trading (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days. All references to time in this Prospectus mean "New York time."

      The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the Fund's Board of Trustees has established procedures to value the Fund's securities, in general based on market value. The Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments might change significantly on days when investors cannot buy or redeem shares.

         |_| The Offering Price. To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order by the time of day The New York Stock Exchange closes that day. If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.

         |_| Buying Through a Dealer. If you buy shares through a dealer, your dealer must receive the order by the close of The New York Stock Exchange and transmit it to the Distributor so that it is received before the Distributor's close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price. Otherwise, the order will receive the next offering price that is determined.

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What Classes of Shares Does the Fund Offer? The Fund offers investors four different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.

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      |X| Class A Shares. If you buy Class A shares, you pay an initial sales charge (on investments up to $1 million for regular accounts or $500,000 for certain retirement plans). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can I Buy Class A Shares?" below.

      |X| Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within six years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can I Buy Class B Shares?" below.
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      |X| Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1%, as described in "How Can I Buy Class C Shares?" below.

      n Class Y Shares. Class Y shares are offered only to certain institutional investors that have special agreements with the Distributor.


Which Class of Shares Should You Choose? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

      The discussion below is not exhaustive and is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. You should review these factors with your financial advisor. The discussion below assumes that you will purchase only one class of shares, and not a combination of shares of different classes.

      |X| How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B or Class C.

         |_| Investing for the Shorter Term. While the Fund is intended as a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares. That is because of the effect of the Class B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

      However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

      And for investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

         |_| Investing for the Longer Term. If you are investing less than $100,000 for the longer-term, for example for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be appropriate.

      Of course, these examples are based on approximations of the effect of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

      |X| Are There Differences in Account Features That Matter to You? Some account features may not be available to Class B or Class C shareholders. Other features (such as Automatic Withdrawal Plans) may not be advisable (because of the effect of the contingent deferred sales charge) for Class B or Class C shareholders. Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy.

      Additionally, the dividends payable to Class B and Class C shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A or Class Y shares, such as the Class B and Class C asset-based sales charge described below and in the Statement of Additional Information. Share certificates are not available for Class B and Class C shares, and if you are considering using your shares as collateral for a loan, that may be a factor to consider.

      |X| How Does It Affect Payments to My Broker? A salesperson, such as a broker, may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B and Class C contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for commissions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

Special Sales Charge Arrangements and Waivers. Appendix C to the Statement of Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions.

How Can I Buy Class A Shares? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the Fund receives the net asset value to invest for your account.

      The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as commission. The Distributor reserves the right to pay the entire commission to dealers. The current sales charge rates and commissions paid to dealers and brokers are as follows:


--------------------------------------------------------------------------------

                     Front-End Sales     Front-End Sales
                     Charge As a         Charge As a         Commission As
                     Percentage of       Percentage of Net   Percentage of
Amount of Purchase   Offering Price      Amount Invested     Offering Price

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Less than $25,000           5.75%               6.10%               4.75%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

$25,000 or more but         5.50%               5.82%               4.75%
less than $50,000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

$50,000 or more but         4.75%               4.99%               4.00%
less than $100,000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

$100,000 or more
but less than               3.75%               3.90%               3.00%
$250,000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

$250,000 or more
but less than               2.50%               2.56%               2.00%
$500,000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

$500,000 or more
but less than $1            2.00%               2.04%               1.60%
million

--------------------------------------------------------------------------------


      |X| Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more or for certain purchases by particular types of retirement plans described in Appendix C to the Statement of Additional Information. The Distributor pays dealers of record commissions in an amount equal to 1.0% of purchases of $1 million or more other than by those retirement accounts. For those retirement plan accounts, the commission is 1.0% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of purchases over $5 million, calculated on a calendar year basis. In either case, the commission will be paid only on purchases that were not previously subject to a front-end sales charge and dealer commission.1

1 No commission will be paid on sales of Class A shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan. *Trustee who is an "interested person" of the Fund.

      If you redeem any of those shares within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. That sales charge will be equal to 1.0% of the lesser of (1) the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or (2) the original net asset value of the redeemed shares. However, the Class A contingent deferred sales charge will not exceed the aggregate amount of the commissions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

      In determining whether a contingent deferred sales charge is payable when shares are redeemed, the Fund will first redeem shares that are not subject to the sales charge, including shares purchased by reinvestment of dividends and capital gains. Then the Fund will redeem other shares in the order in which you purchased them. The Class A contingent deferred sales charge is waived in certain cases described in Appendix C to the Statement of Additional Information. In order to receive a waiver of the Class A contingent deferred sales charge, you must notify the Transfer Agent when purchasing shares whether any of the special conditions apply.

      The Class A contingent deferred sales charge is not charged on exchanges of shares under the Fund's exchange privilege (described below). However, if the shares acquired by exchange are redeemed within 18 calendar months of the end of the calendar month in which the exchanged shares were originally purchased, then the sales charge will apply.

How Can I Reduce Sales Charges for Class A Share Purchases? You may be eligible to buy Class A shares at reduced sales charge rates under the Fund's "Right of Accumulation" or a Letter of Intent, as described in "Reduced Sales Charges" in the Statement of Additional Information. The Class A initial and contingent deferred sales charges are not imposed in the circumstances described in Appendix C to the Statement of Additional Information.

How Can I Buy Class B Shares? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within 6 years of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      The contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. The contingent deferred sales charge is not imposed on: o the amount of your account value represented by an increase in net asset value over the initial purchase price,
o shares purchased by the reinvestment of dividends or capital gains distributions, or shares redeemed in the special circumstances described in Appendix C to the Statement of Additional Information.


      To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
1.    shares   acquired  by   reinvestment  of  dividends  and  capital  gains
   distributions,

2.    shares held for over 6 years, and
3.    shares held the longest during the 6-year period.


      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule:

-------------------------------------------------------------------------------

                                        Contingent Deferred Sales Charge on
Years Since Beginning of Month in       Redemptions in That Year
Which                                   (As % of Amount Subject to Charge)
Purchase Order was Accepted

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                 0 - 1                                   5.0%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                 1 - 2                                   4.0%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                 2 - 3                                   3.0%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                 3 - 4                                   3.0%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                 4 - 5                                   2.0%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                 5 - 6                                   1.0%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

            6 and following                              None

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In the table, a "year" is a 12-month period. In applying the sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

      |X| Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When Class B shares convert, any other Class B shares that were acquired by the reinvestment of dividends and distributions on the converted shares will also convert to Class A shares. The conversion feature is subject to the continued availability of a tax ruling described in the Statement of Additional Information.

How Can I Buy Class C Shares? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within 12 months of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

      The contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. The contingent deferred sales charge is not imposed on: o the amount of your account value represented by the increase in net asset value over the initial purchase price,
o shares purchased by the reinvestment of dividends or capital gains distributions, or
o shares redeemed in the special circumstances described in Appendix C to the Statement of Additional Information.

      To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
1.    shares   acquired  by   reinvestment  of  dividends  and  capital  gains
   distributions,
2.    shares held for over 12 months, and
3.    shares held the longest during the 12-month period.

Who Can Buy Class Y Shares? Class Y shares are sold at net asset value per share without sales charge directly to institutional investors that have special agreements with the Distributor for this purpose. They may include insurance companies, registered investment companies and employee benefit plans. For example, Massachusetts Mutual Life Insurance Company, an affiliate of the Manager, may purchase Class Y shares of the Fund and other Oppenheimer funds (as well as Class Y shares of funds advised by MassMutual) for asset allocation programs, investment companies or separate investment accounts it sponsors and offers to its customers. Individual investors are not able to buy Class Y shares directly.

      An institutional investor that buys Class Y shares for its customers' accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares and the special account features available to investors buying those other classes of shares do not apply to Class Y shares. An exception is that the time those orders must be received by the Distributor or its agents or by the Transfer Agent is the same for Class Y as for other share classes. However, those instructions must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

Distribution and Service (12b-1) Plans.

      |X| Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares.

      |X| Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to pay the Distributor for its services and costs in distributing Class B and Class C shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan.

      The asset-based sales charge and service fees increase Class B and Class C expenses by 1.00% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B or Class C shares. The Distributor pays the 0.25% service fees to dealers in advance for the first year after the shares were sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.

      The Distributor currently pays sales commission of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sales of Class B shares is therefore 4.00% of the purchase price. The Distributor retains the Class B asset-based sales charge.

      The Distributor currently pays sales commissions of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class C shares is therefore 1.00% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing commission to the dealer on Class C shares that have been outstanding for a year or more.


Special Investor Services


AccountLink. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an Automated Clearing House (ACH) member. AccountLink lets you:
transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset Builder Plans, or have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the Transfer Agent for more information.

      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1-800-852-8457. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PhoneLink. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the special PhoneLink number, 1-800-533-3310.

      n Purchasing  Shares. You may purchase shares in amounts up to $100,000 by
phone,  by  calling  1-800-533-3310.   You  must  have  established  AccountLink
privileges to link your bank account with the Fund to pay for these purchases.

      n Exchanging Shares. With the OppenheimerFunds exchange privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.

      n Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares," below for details.

Can I Submit Transaction Requests by Fax? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier). Please call 1-800-525-7048 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OppenheimerFunds Internet Web Site. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet web site, at http://www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that web site. To perform account transactions, you must first obtain a personal identification number (PIN) by calling the Transfer Agent at 1-800-533-3310. If you do not want to have Internet account transaction capability for your account, please call the Transfer Agent at 1-800-525-7048.

Automatic Withdrawal and Exchange Plans. The Fund has several plans that enable you to sell shares automatically or exchange them to another OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

Reinvestment Privilege. If you redeem some or all of your Class A or Class B shares of the Fund, you have up to 6 months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge. This privilege applies only to Class A shares that you purchased subject to an initial sales charge and to Class A or Class B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C or Class Y shares. You must be sure to ask the Distributor for this privilege when you send your payment.

Retirement Plans. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The Distributor also offers a number of different retirement plans that can be used by individuals and employers:
      n Individual Retirement Accounts (IRAs), including regular IRAs, Roth IRAs, SIMPLE IRAs, rollover IRAs and Education IRAs.
      n SEP-IRAs, which are Simplified Employee Pensions Plan IRAs for small business owners or self-employed individuals.
      n 403(b)(7) Custodial Plans, that are tax deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
      n  401(k) Plans, which are special retirement plans for businesses.
      n  Pension  and  Profit-Sharing   Plans,  designed  for  businesses  and
self-employed individuals.

      Please  call  the   Distributor  for   OppenheimerFunds   retirement  plan
documents, which include applications and important plan information.

How to Sell Shares

      You can sell (redeem) some or all of your shares on any regular business day. Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at 1-800-525-7048, for assistance.

      |X| Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee): o You wish to redeem $50,000 or more and receive a check o The redemption check is not payable to all shareholders listed on the account statement
o The redemption check is not sent to the address of record on your account statement
o Shares are being transferred to a Fund account with a different owner or name
o Shares are being redeemed by someone (such as an Executor) other than the owners

      |X| Where Can I Have My Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including: by a U.S. bank, trust company, credit union or savings association, or by a foreign bank that has a U.S. correspondent bank, or by a U.S. registered dealer or broker in securities, municipal securities or government securities, or by a U.S. national securities exchange, a registered securities association or a clearing agency. If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

      |X| Retirement Plan Accounts. There are special procedures to sell shares in an OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

      |X| Sending Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of the shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system. The minimum redemption you can have sent by wire is $2,500. There is a $10 fee for each wire. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at 1-800-852-8457.

How Do I Sell Shares by Mail?   Write a letter of instructions that includes:
Your name
The Fund's name
Your Fund account number (from your account statement)

The dollar amount or number of shares to be redeemed Any special payment instructions Any share certificates for the shares you are selling
The signatures of all registered owners exactly as the account is registered, and

Anyspecial   documents   requested  by  the  Transfer  Agent  to  assure  proper
   authorization of the person asking to sell the shares.


--------------------------------------------------------------------------------

Use the following address for requests   Send courier or express mail requests
by mail:                                 to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217-5270              Denver, Colorado 80231


--------------------------------------------------------------------------------


How Do I Sell Shares by Telephone? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price on a regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares held in an
OppenheimerFunds retirement plan account or under a share certificate by telephone. To redeem shares through a service representative, call 1-800-852-8457 To redeem shares automatically on PhoneLink, call 1-800-533-3310

      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?

      |X| Telephone Redemptions Paid by Check. Up to $50,000 may be redeemed by telephone in any 7-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

      |X| Telephone Redemptions Through AccountLink. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

Can I Sell Shares Through My Dealer? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.


How to Exchange Shares

      Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge. To exchange shares, you must meet several conditions: Shares of the fund selected for exchange must be available for sale in your state of residence.
Theprospectuses  of this  Fund and the fund  whose  shares  you want to buy must offer the exchange privilege.
Youmust hold the shares you buy when you establish your account for at least 7 days before you can exchange them. After the account is open 7 days, you can exchange shares every regular business day.
Youmust meet the  minimum  purchase  requirements  for the fund you  purchase by exchange.
Before exchanging into a fund, you should obtain and read its prospectus.

      Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund. In some cases, sales charges may be imposed on exchange transactions. For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to "How to Exchange Shares" in the Statement of Additional Information for more details.

How Do I Submit Exchange Requests? Exchanges may be requested in writing or by telephone:

            |X| Written Exchange Requests. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the address on the back cover. Exchanges of shares held under certificates cannot be processed unless the Transfer Agent receives the certificates with the request.

      |X| Telephone Exchange Requests. Telephone exchange requests may be made either by calling a service representative at 1-800-852-8457, or by using PhoneLink for automated exchanges by calling 1-800-533-3310. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address. Shares held under certificates may not be exchanged by telephone.

      You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1-800-525-7048. That list can change from time to time.

Are There Limitations on Exchanges? There are certain exchange policies you should be aware of:
      |_| Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that conforms to the policies described above. It must be received by the close of The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days. However, either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by a same-day exchange. For example, the receipt of multiple exchange requests from a "market timer" might require the Fund to sell securities at a disadvantageous time or price.
      |_| Because excessive trading can hurt fund performance and harm shareholders, the Fund reserves the right to refuse any exchange request that it believes will disadvantage it, or to refuse multiple exchange requests submitted by a shareholder or dealer.
      |_| The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund will attempt to provide you notice whenever it is reasonably able to do so, it may impose these changes at any time.
      |_| If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.


Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling, and exchanging shares is contained in the Statement of Additional Information.

      |X| The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.

      |X| Telephone Transaction Privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.

      |X| The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

      |X| Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

      |X| Dealers that can perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.

      |X| The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.

      |X| Payment for redeemed shares ordinarily is made in cash. It is forwarded by check or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.

      |X| The Transfer Agent may delay forwarding a check or processing a payment via AccountLink for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.

            |X| Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $500 for reasons other than the fact that the market value of shares has dropped. In some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

      |X| Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio.

      |X| "Backup Withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.

            |X| To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each annual and semi-annual report to shareholders having the same last name and address on the Fund's records. However, each shareholder may call the Transfer Agent at 1-800-525-7048 to ask that copies of those materials be sent personally to that shareholder.


Dividends, Capital Gains and Taxes


Dividends. The Fund intends to declare dividends separately for each class of shares from net investment income annually and to pay them to shareholders in December on a date selected by the Board of Trustees. Dividends and other distributions paid on Class A and Class Y shares will generally be higher than dividends for Class B and Class C shares, which normally have higher expenses than Class A and Class Y. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or other distributions.

Capital Gains. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

What Choices Do I Have for Receiving Distributions? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:

      |X| Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and long-term capital gains distributions in additional shares of the Fund.


      |X| Reinvest Long-Term Capital Gains Only. You can elect to reinvest long-term capital gains distributions in the Fund while receiving dividends by check or having them sent to your bank account through AccountLink.

      |X| Receive All Distributions in Cash. You can elect to receive a check for all dividends and long-term capital gains distributions or have them sent to your bank through AccountLink.

      |X| Reinvest Your Distributions in Another OppenheimerFunds Account. You can reinvest all distributions in the same class of shares of another OppenheimerFunds account you have established.

Taxes. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund. Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

      |X| Avoid "Buying a Dividend". If you buy shares on or just before the ex-dividend date or just before the Fund declares a capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.

            |X| Remember, There May be Taxes on Transactions. Because the Fund's share price fluctuates, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.

      |X| Returns of Capital Can Occur. In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to
shareholders.   If  that  occurs,   it  will  be   identified  in  notices  to
shareholders.

      This information is only a summary of certain federal income tax information about your investment. You should consult with your tax adviser about the effect of an investment in the Fund on your particular tax situation

For More Information About Oppenheimer Core Equity Fund:
The following additional information about the Fund is available without charge upon request:

                     Statement of Additional Information
This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

                        Annual and Semi-Annual Reports
Additional information about the Fund's investments and performance will be available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report will include a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information:
You can request the Statement of Additional Information, the Annual and Semi-Annual Reports (when they become available), and other information about the Fund or your account:

By Telephone:
Call OppenheimerFunds Services toll-free:
1-800-525-7048

By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270

On the Internet:
You can read or down-load documents on the OppenheimerFunds web site: http://www.oppenheimerfunds.com

You can also obtain copies of the Statement of Additional Information and other Fund documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1-800-SEC-0330) or the SEC's Internet web site at http://www.sec.gov. Copies may be obtained upon payment of a duplicating fee by writing to the SEC's Public Reference Section, Washington, D.C. 20549-6009.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

                                          The     Fund's     shares     are
distributed by:
                                           OppenheimerFunds    Distributor,
Inc.
SEC File No. 811-_______
PR0________.001.____99 Printed on recycled paper.

Oppenheimer Core Equity Fund

Two World Trade Center, New York, New York 10048-0203
1-800-525-7048


Statement of Additional Information dated _________, 1999

      This Statement of Additional Information is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated _______, 1999. It should be read together with the Prospectus. You can obtain the Prospectus by writing to the Fund's Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217, or by calling the Transfer Agent at the toll-free number shown above, or by downloading it from the OppenheimerFunds Internet web site at www.oppenheimerfunds.com.


Contents
                                                                            Page
About the Fund

Additional Information About the Fund's Investment Policies and Risks..
    The Fund's Investment Policies.....................................
    Other Investment Techniques and Strategies.........................
    Investment Restrictions............................................

How the Fund is Managed ...............................................
    Organization and History...........................................
    Trustees and Officers..............................................
    The Manager........................................................

Brokerage Policies of the Fund.........................................
Distribution and Service Plans.........................................
Performance of the Fund................................................


            About Your Account
------------------------------------------------------------------------------
How To Buy Shares......................................................
How To Sell Shares.....................................................
How To Exchange Shares.................................................
Dividends, Capital Gains and Taxes.....................................
Additional Information About the Fund..................................


Appendix A: Industry Classifications................................... A-1
Appendix B: Special Sales Charge Arrangements and Waivers.............. B-1

------------------------------------------------------------------------------

A B O U T  T H E  F U N D

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Additional Information About the Fund's Investment Policies and Risks


Investment Policies and Strategies. The investment objective and policies of the Fund are described in the Prospectus. Set forth below is supplemental information about those policies and the types of securities in which the Fund may invest, as well as the strategies the Fund may use to try to achieve its objective. Certain capitalized terms used in this Statement of Additional Information have the same meanings as those terms have in the Prospectus.


      As described in the prospectus, the Fund has certain targeted parameters that it uses that are applied securities held in the Russell 1000 Index. Currently the Fund seeks securities so that the sum of the relative price to earnings ratio and price to book ratio for that security are greater than 2.25. It also generally seeks to have a weighted median market capitalization that is greater than the top 5% of the U.S. securities traded. That market capitalization is currently approximately 8 billion dollars.

     In seeking to outperform its benchmark, the Russell 1000 Index, the Fund will allocate its common stock investments among industry sectors in a manner generally comparable to the sector weightings in the Russell 1000 Index, as those sectors are defined in the Standard & Poor's 500 Index. The Fund anticipates that its sector allocations, as a percentage of its common stock investments, to larger capitalized industries will generally be no more than two times that sector's weighting in the Russell 1000 Index, while its sector allocations to smaller capitalized industries will generally be no more than three times that sector's weighting in the Russell 1000 Index. "Larger" or "smaller" capitalized industries for this purpose will be determined by the relative size of the sector within the Russell 1000 Index, with any sector representing approximately 10% or more of the index being considered as a "larger" industry. Notwithstanding these sector allocation guidelines, the Fund reserves the right to invest up to 10% of its total assets in any one sector of the Russell 1000 Index even if that would be more than the sector allocations listed above. The Fund is not limited to investing only 10% of its total assets in any one sector if the sector allocations listed above permit a larger allocation.

The Fund also anticipates that its individual holdings will generally be allocated so that no individual security held by the Fund is overweighted in the portfolio as compared to its weighting in the Russell 1000 Index by more than 1% and no security held by the Fund is underweighted as compared to its weighting in the Russell 1000 Index by more than 1%.

      While the Manager anticipates that the Fund will generally adhere to these targeted parameters, the implementation may vary in particular cases and the Manager is not required to follow any or all of these parameters in selecting securities at all times. Additionally, the Manager is not required to sell securities if their value changes and they then fall outside of these parameters.

      |X| Foreign Securities. As noted in the Prospectus, the Fund may invest up to 10% of its total assets in equity and debt securities issued or guaranteed by foreign companies or foreign governments or their agencies. "Foreign securities" include equity and debt securities of companies organized under the laws of countries other than the United States and debt securities of foreign governments. They may be traded on foreign securities exchanges or in the foreign over-the-counter markets. The debt obligations of a foreign government and its agencies and instrumentalities may or may not be supported by the full faith and credit of the foreign government.

            Securities of foreign issuers that are represented by American Depository Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered "foreign securities" for the purpose of the Fund's investment allocations. That is because they are not subject to many of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

      Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers. They include the opportunity to invest in foreign issuers that appear to offer growth or income potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign securities markets that do not move in a manner parallel to U.S. markets. The Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.

            o Risks of Foreign Investing. Investments in foreign securities may offer special opportunities for investing but also present special additional risks and considerations not typically associated with investments in domestic securities. Some of these additional risks are:

o      reduction of income by foreign taxes;

o      fluctuation in value of foreign  investments  due to changes in currency
                  rates  or  currency   control   regulations   (for  example,
                  currency blockage);

o      transaction charges for currency exchange;
o      lack of public information about foreign issuers;

o      lack of uniform  accounting,  auditing and financial reporting standards in foreign countries comparable to those applicable to domestic issuers;

o      less volume on foreign exchanges than on U.S. exchanges;
o      greater  volatility  and less  liquidity on foreign  markets than in the
               U.S.;

o      less governmental  regulation of foreign issuers,  securities  exchanges and brokers than in the U.S.;
o      greater difficulties in commencing lawsuits;
o      higher brokerage commission rates than in the U.S.;
o      increased  risks of delays in  settlement of portfolio  transactions  or loss of certificates for portfolio securities;

o      possibilities   in  some   countries  of   expropriation,   confiscatory
                  taxation, political, financial or social instability or adverse diplomatic developments; and

o      unfavorable   differences   between   the  U.S.   economy   and  foreign
               economies.
      In  the  past,  U.S.   government   policies  have  discouraged  certain
investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

          o Risks of Conversion to Euro. On January 1, 1999, eleven countries in the European Union adopted the euro as their official currency. However, their current currencies (for example, the franc, the mark, and the lira) will also continue in use until January 1, 2002. After that date, it is expected that only the euro will be used in those countries. A common currency is expected to confer some benefits in those markets, by consolidating the government debt market for those countries and reducing some currency risks and costs. But the conversion to the new currency will affect the Fund operationally and also has potential risks, some of which are listed below. Among other things, the conversion will affect: o issuers in which the Fund invests, because of changes in the competitive environment from a consolidated currency market and greater operational costs from converting to the new currency.
            This might depress securities values.
o vendors the Fund depends on to carry out its business, such as its custodian bank (which holds the foreign securities the Fund buys), the Manager (which must price the Fund's investments to deal with the conversion to the euro) and brokers, foreign markets and securities depositories. If they are not prepared, there could be delays in settlements and additional costs to the Fund.
o exchange contracts and derivatives that are outstanding during the transition to the euro. The lack of currency rate calculations between the affected currencies and the need to update the Fund's contracts could pose extra costs to the Fund.

      The Manager has upgraded (at its expense) its computer and bookkeeping systems to deal with the conversion. The Fund's custodian bank has advised the Manager of its plans to deal with the conversion, including how it will update its record keeping systems and handle the redenomination of outstanding foreign debt. The Fund's portfolio managers will also monitor the effects of the conversion on the issuers in which the Fund invests. The possible effect of these factors on the Fund's investments cannot be determined with certainty at this time, but they may reduce the value of some of the Fund's holdings and increase its operational costs.

      |X| Short-Term Debt Securities. As stated in the Prospectus, the Fund can hold cash, cash equivalents, or short-term U.S. Government securities, and anticipates that it will generally invest 5% or less of its total assets in such securities. The Fund may invest in high quality, short-term money market instruments such as U.S. Treasury and agency obligations; commercial paper (short-term, unsecured, negotiable promissory notes of a domestic or foreign company); short-term debt obligations of corporate issuers; and certificates of deposit and bankers' acceptances (time drafts drawn on commercial banks usually in connection with international transactions) of domestic or foreign banks and savings and loan associations. The issuers of foreign money market instruments purchased by the Fund must have at least U.S. $1 billion of assets.

      |X| Borrowing For Leverage. The Fund has the ability to borrow from banks on an unsecured basis to invest the borrowed funds in portfolio securities. This speculative technique is known as "leverage." The Fund may borrow only from banks. Under current regulatory requirements, borrowings can be made only to the extent that the value of the Fund's assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including the proposed borrowing). If the value of the Fund's assets fails to meet this 300% asset coverage requirement, the Fund will reduce its bank debt within three days to meet the requirement. To do so, the Fund might have to sell a portion of its investments at a disadvantageous time.

      The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If it does borrow, its expenses will be greater than comparable funds that do not borrow for leverage. Additionally, the Fund's net asset value per share might fluctuate more than that of funds that do not borrow. Currently, the Fund does not contemplate using this technique, but if it does so, it will not likely do so to a substantial degree.


Other Investment Techniques and Strategies


      n Illiquid and Restricted Securities. Under the policies and procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of certain of the Fund's illiquid or restricted investments. To enable the Fund to sell its holdings of a restricted security not registered under the Securities Act of 1933, the Fund may have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. When the Fund must arrange registration because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

      The Fund can acquire restricted securities through private placements. Those securities have contractual restrictions on their public resale. Those restrictions might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

      The Fund has limitations that apply to purchases of restricted securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of 1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Fund's holdings of that security may be considered to be illiquid.

      Illiquid securities include repurchase agreements maturing in more than seven days and participation interests that do not have puts exercisable within seven days.

      |X| Loans of Portfolio Securities. The Fund can lend its portfolio securities to certain types of eligible borrowers approved by the Board of Trustees. It might do so to try to provide income or to raise cash for liquidity purposes. These loans are limited to not more than 10% of the value of the Fund's net assets. There are some risks in connection with securities lending. The Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities. The Fund presently does not intend to lend its securities, but if it does so, it is not anticipated that loans will exceed 5% of the Fund's total assets.

      The Fund must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash, bank letters of credit, securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

      When it lends securities, the Fund receives amounts equal to the dividends or interest on loaned securities. It also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on any short-term debt securities purchased with such loan collateral. Either type of interest may be shared with the borrower. The Fund may also pay reasonable finder's, custodian and administrative fees in connection with these loans. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

      |X| Repurchase Agreements. The Fund can acquire securities subject to repurchase agreements. It might do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions.

      In a repurchase transaction, the Fund buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the Fund's Board of Trustees from time to time.

      The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to the Fund's limits on holding illiquid investments. The Fund will not enter into a repurchase agreement that causes more than 10% of its net assets to be subject to repurchase agreements having a maturity beyond seven days. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements having maturities of seven days or less.

      Repurchase agreements, considered "loans" under the Investment Company Act, are collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

      n Derivatives. The Fund can invest in a variety of derivative investments for capital appreciation or for hedging purposes. Some derivative investments the Fund can use are the hedging instruments described below in this Statement of Additional Information.

      The Fund can invest in "index-linked" notes. Principal and/or interest payments on these notes depend on the performance of an underlying index. Currency-indexed securities are another derivative the Fund may use. Typically these are short-term or intermediate-term debt securities. Their value at maturity or the rates at which they pay income are determined by the change in value of the U.S. dollar against one or more foreign currencies or an index. In some cases, these securities may pay an amount at maturity based on a multiple of the amount of the relative currency movements. This type of index security offers the potential for increased income or principal payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

      Other derivative investments the Fund can use include "debt exchangeable for common stock" of an issuer or "equity-linked debt securities" of an issuer. At maturity, the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the issuer's common stock at the time of maturity. Both alternatives present a risk that the amount payable at maturity will be less than the principal amount of the debt because the price of the issuer's common stock might not be as high as the Manager expected.

      n Hedging. The Fund can use hedging to attempt to protect against declines in the market value of the Fund's portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons. To do so, the Fund could:
         o  sell futures contracts,
         o  buy puts on futures or on securities, or
o     write covered calls on securities or futures

      The Fund might use hedging to establish a position in the securities market as a temporary substitute for purchasing particular securities. In that case, the Fund would normally seek to purchase the securities and then terminate that hedging position. The Fund might also use this type of hedge to attempt to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market. To do so the Fund could:
         o  buy futures, or
         o  buy calls on such futures or on securities.

      The Fund is not obligated to use hedging instruments, even though it is permitted to use them in the Manager's discretion, as described below. The Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's activities in the underlying cash market. The particular hedging instruments the Fund can use are described below. The Fund may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund.

            o Futures. The Fund can buy and sell futures contracts that relate to (1) broadly-based stock indices (these are called "stock index futures") (2) debt securities (these are referred to as "interest rate futures"), (3) other broadly-based securities indices (these are referred to as "financial futures"),
(4) foreign currencies (these are referred to as "forward contracts"), or (5) commodities (these are referred to as "commodity futures").

      A broadly-based stock index is used as the basis for trading stock index futures. In some cases an index may be based on stocks of issuers in a particular industry or group of industries. A stock index assigns relative values to the common stocks included in the index and its value fluctuates in response to the changes in value of the underlying stocks. A stock index cannot be purchased or sold directly. Financial futures are similar contracts based on the future value of the basket of securities that comprise the index. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.

      An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position.

      The Fund can invest a portion of its assets in commodity futures contracts. Commodity futures may be based upon commodities within five main commodity groups: (1) energy, which includes crude oil, natural gas, gasoline and heating oil; (2) livestock, which includes cattle and hogs; (3) agriculture, which includes wheat, corn, soybeans, cotton, coffee, sugar and cocoa; (4) industrial metals, which includes aluminum, copper, lead, nickel, tin and zinc; and (5) precious metals, which includes gold, platinum and silver. The Fund may purchase and sell commodity futures contracts, options on futures contracts and options and futures on commodity indices with respect to these five main commodity groups and the individual commodities within each group, as well as other types of commodities.

      No money is paid or received by the Fund on the purchase or sale of a future. Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment with the futures commission merchant (the "futures broker"). Initial margin payments will be deposited with the Fund's custodian bank in an account registered in the futures broker's name. However, the futures broker can gain access to that account only under specified conditions. As the future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.
      At any time prior to expiration of the future, the Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to the Fund. Any loss or gain on the future is then realized by the Fund for tax purposes. All futures transactions, except forward contracts, are effected through a clearinghouse associated with the exchange on which the contracts are traded.

            o Put and Call Options. The Fund can buy and sell certain kinds of put options ("puts") and call options ("calls"). The Fund can buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, currency options, commodities options, and options on the other types of futures described above.

                  o Writing Covered Call Options. The Fund can write (that is, sell) calls. If the Fund sells a call option, it must be covered. That means the Fund must own the security subject to the call while the call is outstanding, or, for certain types of calls, the call may be covered by segregating liquid assets to enable the Fund to satisfy its obligations if the call is exercised. Up to 25% of the Fund's total assets may be subject to calls the Fund writes.

      When the Fund writes a call, it receives cash (a premium). In writing calls on a security, the Fund agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Fund has the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.

      When the Fund writes a call on an index, it also receives a premium. If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by a specified multiple that determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium.

      The Fund's custodian bank, or a securities depository acting for the custodian bank, will act as the Fund's escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges or as to other acceptable escrow securities. In that way, no margin will be required for such transactions. OCC will release the securities on the expiration of the option or when the Fund enters into a closing transaction.

      When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option. The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is "in the money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid securities) the mark-to-market value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker.

      To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction." The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote is more or less than the price of the call the Fund purchases to close out the transaction. The Fund may realize a profit if the call expires unexercised, because the Fund will retain the underlying security and the premium it received when it wrote the call. Any such profits are considered short-term capital gains for federal income tax purposes, as are the premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income. If the Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

      The Fund may also write calls on a futures contract without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Fund must cover the call by segregating an equivalent dollar amount of liquid assets on its books. The Fund will identify additional liquid assets on its books to cover the call if the value of the identified assets drops below 100% of the current value of the future. Because of this segregation requirement, in no circumstances would the Fund's receipt of an exercise notice as to that future require the Fund to deliver a futures contract. It would simply put the Fund in a short futures position, which is permitted by the Fund's hedging policies.

                  o Writing Put Options. The Fund can sell put options. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. The Fund will not write puts if, as a result, more than 50% of the Fund's net assets would be required to be segregated to cover such put options.

      If the Fund writes a put, the put must be covered by segregated liquid assets. The premium the Fund receives from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put. However, the Fund also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price. If a put the Fund has written expires unexercised, the Fund realizes a gain in the amount of the premium less the transaction costs incurred. If the put is exercised, the Fund must fulfill its obligation to purchase the underlying investment at the exercise price. That price will usually exceed the market value of the investment at that time. In that case, the Fund may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the Fund incurred.

      When writing a put option on a security, to secure its obligation to pay for the underlying security the Fund will identify on its books liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Fund therefore forgoes the opportunity of investing the identified assets or writing calls against those assets.

      As long as the Fund's obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold. That notice will require the Fund to take delivery of the underlying security and pay the exercise price. The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice, the Fund effects a closing purchase transaction by purchasing a put of the same series as it sold. Once the Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

      The Fund may decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. Effecting a closing purchase transaction will also permit the Fund to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments. The Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option. Any profits from writing puts are considered short-term capital gains for federal tax purposes, and when distributed by the Fund, are taxable as ordinary income.

                  o Purchasing Calls and Puts. The Fund can purchase calls to protect against the possibility that the Fund's portfolio will not participate in an anticipated rise in the securities market. When the Fund buys a call (other than in a closing purchase transaction), it pays a premium. The Fund then has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. The Fund benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the Fund exercises the call. If the Fund does not exercise the call or sell it (whether or not at a profit), the call will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

      The Fund can buy puts whether or not it holds the underlying investment in its portfolio. When the Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price. Buying a put on securities or futures the Fund owns enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to sell the underlying investment. However, the Fund may sell the put prior to its expiration. That sale may or may not be at a profit.

      When the Fund purchases a call or put on an index or future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund. Gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally) rather than on price movements in individual securities or futures contracts.

      The Fund may buy a call or put only if, after the purchase, the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets.

            o Buying and Selling Options on Foreign Currencies. The Fund can buy and sell calls and puts on foreign currencies. They include puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or are quoted by major recognized dealers in such options. The Fund could use these calls and puts to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the Fund wants to acquire.

      If the Manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially offset by purchasing calls or writing puts on that foreign currency. If the Manager anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign currency. However, the currency rates could fluctuate in a direction adverse to the Fund's position. The Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

      A call the Fund writes on a foreign currency is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other foreign currency held in its portfolio.

      The Fund could write a call on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate. This is known as a "cross-hedging" strategy. In those circumstances, the Fund covers the option by identifying on its books liquid assets in an amount equal to the exercise price of the option.

            o Risks of Hedging with Options and Futures. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

      The Fund's option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund might cause the Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

      The Fund could pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put. Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

      If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

      An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. The Fund might experience losses if it could not close out a position because of an illiquid market for the future or option.

      There is a risk in using short hedging by selling futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of the Fund's portfolio securities. The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of the Fund's securities. For example, it is possible that while the Fund has used hedging instruments in a short hedge, the market might advance and the value of the securities held in the Fund's portfolio might decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

      The risk of imperfect correlation increases as the composition of the Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, the Fund might use hedging instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

      The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

      The Fund can use hedging instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities. It is possible that when the Fund does so the market might decline. If the Fund then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

            o Regulatory Aspects of Hedging Instruments. When using futures and options on futures, the Fund is required to operate within certain guidelines and restrictions with respect to the use of futures as established by the Commodities Futures Trading Commission (the "CFTC"). In particular, the Fund is exempted from registration with the CFTC as a "commodity pool operator" if the Fund complies with the requirements of Rule 4.5 adopted by the CFTC. The Rule does not limit the percentage of the Fund's assets that may be used for futures margin and related options premiums for a bona fide hedging position. However, under the Rule, the Fund must limit its aggregate initial futures margin and related options premiums to not more than 5% of the Fund's net assets for hedging strategies that are not considered bona fide hedging strategies under the Rule. Under the Rule, the Fund must also use short futures and options on futures solely for bona fide hedging purposes within the meaning and intent of the applicable provisions of the Commodity Exchange Act.

      Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same advisor as the Fund (or an advisor that is an affiliate of the Fund's advisor). The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      Under the Investment Company Act, when the Fund purchases a future, it must maintain cash or readily marketable short-term debt instruments in an amount equal to the market value of the securities underlying the future, less the margin deposit applicable to it.

            o Tax  Aspects  of  Certain  Hedging  Instruments.  Certain  foreign currency exchange contracts in which the Fund may invest are treated as "Section 1256 contracts" under the Internal Revenue Code. In general, gains or losses relating to Section 1256 contracts are characterized as 60% long-term and 40% short-term capital gains or losses under the Code. However, foreign currency gains or losses arising from Section 1256 contracts that are forward contracts generally are treated as ordinary income or loss. In addition, Section 1256 contracts held by the Fund at the end of each taxable year are "marked-to-market," and unrealized gains or losses are treated as though they were realized. These contracts also may be marked-to-market for purposes of determining the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the Internal Revenue Code. An election can be made by the Fund to exempt those transactions from this marked-to-market treatment.

      Certain forward contracts the Fund enters into may result in "straddles" for federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses) recognized by the Fund on straddle positions. Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

      Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss: (1) gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities, and
(2) gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

      Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the Internal Revenue Code for that trade, which may increase or decrease the amount of the Fund's investment income available for distribution to its shareholders.

            Investment Restrictions

------------------------------------------------------------------------------


      n What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
      o 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or o more than 50% of the outstanding shares.

      The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional Information are "fundamental" only if they are identified as such. The Fund's Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional Information, as appropriate. The Fund's most significant investment policies are described in the Prospectus.

      n Does the Fund Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Fund.

      o The Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to 75% of the Fund's total assets. The limit does not apply to securities issued by the U.S. government or any of its agencies or instrumentalities.

      o The Fund cannot concentrate investments in any industry or group of industries. That means it cannot purchase securities of companies in any one industry if more than 25% of its total assets would consist of securities of companies in that industry. As a non-fundamental operating policy, the Fund interprets this restriction to apply to 25% or more of its total assets.

      |_| The Fund cannot lend money, but the Fund can engage in repurchase transactions and may invest in all or a portion of an issue of bonds, debentures, commercial paper, or other similar corporate obligations.

      |_| The Fund cannot underwrite securities of other companies, except insofar as it might be deemed to be an underwriter for purposes of the Securities Act of 1933 in the resale of any securities held in its own portfolio.

      o The Fund cannot invest in real estate or in interests in real estate. However, the Fund can purchase securities of issuers holding real estate or interests in real estate.

      o The Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

      o The Fund cannot invest in physical commodities or physical commodity contracts or buy securities for speculative short-term purposes. However, the Fund can buy and sell any of the hedging instruments permitted by any of its other policies. It can also buy and sell options, futures, securities or other instruments backed by physical commodities or whose investment return is linked to changes in the price of physical commodities.

      Another fundamental policy adopted by the Fund permits it to invest all of its assets in the securities of a single open-end management investment company for which the Manager, one of its subsidiaries or a successor is the investment advisor or sub-advisor. That fund must have substantially the same fundamental investment objective, policies and limitations as the Fund. This policy would permit the Fund to adopt a "master-feeder" structure. Under that structure, the Fund would be a "feeder" fund and would invest all of its assets in a single pooled "master fund" in which other feeder funds could also invest. This could enable the Fund to take advantage of potential operational and cost efficiencies in the master-feeder structure. The Fund has no present intention of adopting the master-feeder structure. If it did so, the Prospectus and this Statement of Additional Information would be revised accordingly.


Non-Fundamental Investment Restrictions. The following operating policies of the Fund are not fundamental policies and, as such, may be changed by vote of a majority of the Fund's Board of Trustees without shareholder approval. These additional restrictions provide that the Fund cannot:


      |_| The Fund cannot invest for the primary purpose of acquiring control or management thereof.

      |_| The Fund cannot invest in or hold securities of any issuer if those officers and trustees or directors of the Fund or its adviser owning individually more than 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer.

      |_| The Fund cannot purchase securities on margin; however, the Fund may make margin deposits in connection with any of its investments.

      |_| The Fund cannot mortgage, hypothecate or pledge any of its assets; escrow, collateral or margin arrangements involved with any of its investments are not considered to involve a mortgage, hypothecation or pledge.

      Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment. The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

      For purposes of the Fund's policy not to concentrate its investments as described above, the Fund has adopted the industry classifications set forth in Appendix A to this Statement of Additional Information. This is not a fundamental policy.


How the Fund Is Managed



Organization and History. The Fund is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Fund was organized as a Massachusetts business trust in _____ 1998.

      The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager. Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

      o Classes of Shares. The Board of Trustees has the power, without shareholder approval, to divide unissued shares of the Fund into two or more classes. The Board has done so, and the Fund currently has four classes of shares: Class A, Class B, Class C and Class Y. All classes invest in the same investment portfolio. Each class of shares: o has its own dividends and distributions, o pays certain expenses which may be different for the different classes, o may have a different net asset value, o may have separate voting rights on matters in which interests of one class are different from interests of another class, and o votes as a class on matters that affect that class alone.

      Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders. Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

      The Trustees are authorized to create new series and classes of shares. The Trustees may reclassify unissued shares of the Fund into additional series or classes of shares. The Trustees also may divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund. Shares do not have cumulative voting rights or preemptive or subscription rights. Shares may be voted in person or by proxy at shareholder meetings.

      |_| Meetings of Shareholders. As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Fund will hold meetings when required to do so by the Investment Company Act or other applicable law. It will also do so when a shareholder meeting is called by the Trustees or upon proper request of the shareholders.

      Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Fund, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares, whichever is less. The Trustees may also take other action as permitted by the Investment Company Act.

      |_| Shareholder and Trustee Liability. The Fund's Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations. The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim. Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner" under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

      The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. The contracts further state that the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Trustees and Officers of the Fund. The Fund's Trustees and officers and their principal occupations and business affiliations and occupations during the past five years are listed below. Trustees denoted with an asterisk (*) below are deemed to be "interested persons" of the Fund under the Investment Company Act. All of the Trustees are trustees or directors of the following New York-based Oppenheimer funds:2

Oppenheimer California Municipal Fund  Oppenheimer  International Small Company
                                       Fund

Oppenheimer Capital Appreciation Fund     Oppenheimer Large Cap Growth Fund
Oppenheimer Developing Markets Fund       Oppenheimer Money Market Fund, Inc.
Oppenheimer Discovery Fund                Oppenheimer Multiple Strategies Fund
Oppenheimer Enterprise Fund               Oppenheimer Multi-Sector Income Trust
Oppenheimer Europe Fund                  Oppenheimer Multi-State Municipal Trust
Oppenheimer Global Fund                   Oppenheimer Municipal Bond Fund
Oppenheimer Global Growth & Income Fund   Oppenheimer New York Municipal Fund
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Series Fund, Inc.
Oppenheimer Growth Fund                   Oppenheimer U.S. Government Trust
Oppenheimer International Growth Fund     Oppenheimer World Bond Fund

      Ms. Macaskill and Messrs. Spiro, Donohue, Wixted, Zack, Bishop and Farrar respectively hold the same offices with the other New York-based Oppenheimer funds as with the Fund.

2 Ms. Macaskill is not a Director of Oppenheimer  Money Market Fund, Inc.

Leon Levy, Chairman of the Board of Trustees; Age: 73.
280 Park Avenue, New York, NY 10017
General Partner of Odyssey  Partners,  L.P.  (investment  partnership)  (since
1982) and Chairman of Avatar Holdings, Inc. (real estate development).

Robert G. Galli, Trustee; Age: 65.
19750 Beach Road, Jupiter Island, FL 33469
A Trustee or Director of other Oppenheimer funds. Formerly he held the following positions: Vice Chairman of the Manager, OppenheimerFunds, Inc. (October 1995 to December 1997); Vice President (June 1990 to March 1994) and General Counsel of Oppenheimer Acquisition Corp., the Manager's parent holding company; Executive Vice President (December 1977 to October 1995), General Counsel and a director (December 1975 to October 1993) of the Manager; Executive Vice President and a director (July 1978 to October 1993) and General Counsel of the Distributor, OppenheimerFunds Distributor, Inc.; Executive Vice President and a director (April 1986 to October 1995) of HarbourView Asset Management Corporation; Vice President and a director (October 1988 to October 1993) of Centennial Asset Management Corporation, (HarbourView and Centennial are investment adviser subsidiaries of the Manager); and an officer of other Oppenheimer funds.

Benjamin Lipstein, Trustee; Age: 75.
591 Breezy Hill Road, Hillsdale, N.Y. 12529
Professor   Emeritus  of  Marketing,   Stern   Graduate   School  of  Business
Administration, New York University.

Bridget A. Macaskill*, President and Trustee; Age: 50.
President (since June 1991), Chief Executive Officer (since September 1995) and a Director (since December 1994) of the Manager; President and director (since June 1991) of HarbourView; Chairman and a director of SSI (since August 1994), and SFSI (September 1995); President (since September 1995) and a director
(since October 1990) of OAC; President (since September 1995) and a director (since November 1989) of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager; a director of Oppenheimer Real Asset Management, Inc. (since July 1996); President and a director (since October
1997) of OppenheimerFunds International Ltd., an offshore fund manager subsidiary of the Manager ("OFIL"); Chairman, President and a director of Oppenheimer Millennium Funds plc (since October 1997); President and a director or trustee of other Oppenheimer funds; Member, Board of Governors, NASD, Inc.; and a director of Hillsdown Holdings plc (a U.K. food company); formerly a director of NASDAQ Stock Market, Inc.

Elizabeth B. Moynihan, Trustee; Age: 69.
801 Pennsylvania Avenue, N.W., Washington, D.C. 20004
Author and architectural historian; a trustee of the Freer Gallery of Art (Smithsonian Institute), Executive Committee of Board of Trustees of the National Building Museum; a member of the Trustees Council, Preservation League of New York State.

Kenneth A. Randall, Trustee; Age: 71.
6 Whittaker's Mill, Williamsburg, Virginia 23185
A director of Dominion Resources, Inc. (electric utility holding company), Dominion Energy, Inc. (electric power and oil & gas producer), and Prime Retail, Inc. (real estate investment trust); formerly President and Chief Executive Officer of The Conference Board, Inc. (international economic and business research) and a director of Lumbermens Mutual Casualty Company, American Motorists Insurance Company and American Manufacturers Mutual Insurance Company.

Edward V. Regan, Trustee; Age: 68.
40 Park Avenue, New York, New York 10016
Chairman of Municipal Assistance Corporation for the City of New York; Senior Fellow of Jerome Levy Economics Institute, Bard College; a director of RBAsset (real estate manager); a director of OffitBank; Trustee, Financial Accounting Foundation (FASB and GASB); formerly New York State Comptroller and trustee, New York State and Local Retirement Fund.

Russell S. Reynolds, Jr., Trustee; Age: 66.
8 Sound Shore Drive, Greenwich, Connecticut 06830
Retired Founder Chairman of Russell Reynolds Associates, Inc. (executive recruiting); Chairman of Directorship Inc. (corporate governance consulting); a director of Professional Staff Limited (U.K); a trustee of Mystic Seaport Museum, International House, and Greenwich Historical Society.

Donald W. Spiro*, Vice Chairman and Trustee; Age: 72.
Chairman Emeritus (since August 1991) and a director (since January 1969) of the Manager; formerly Chairman of the Manager and the Distributor.

Pauline Trigere, Trustee; Age: 86.
498 Seventh Avenue, New York, New York 10018
Chairman and Chief Executive Officer of P.T. Concept (design and sale of women's fashions).

Clayton K. Yeutter, Trustee; Age: 67.
10475 E. Laurel Lane, Scottsdale, Arizona 85259
Of Counsel, Hogan & Hartson (a law firm); a director of Zurich Financial Services (financial services), Caterpillar, Inc. (machinery), ConAgra, Inc. (food and agricultural products), Farmers Insurance Company (insurance), FMC Corp. (chemicals and machinery) and Texas Instruments, Inc. (electronics); formerly (in descending chronological order), Counselor to the President
(Bush) for Domestic Policy, Chairman of the Republican National Committee, Secretary of the U.S. Department of Agriculture, U.S. Trade Representative; formerly a director of B.A.T. Industries, Ltd. (tobacco and financial
services),   IMC  Global   (fertilizer)  and  Lindsay  Mfg.  Co.   (irrigation
equipment).

Robert C. Doll, Jr., Vice President and Portfolio Manager; Age: 43 Executive Vice President and Director of the Manager (since January 1993); Executive Vice President of HarbourView (since January 1993); Vice President and a director of OAC (since September 1995); an officer of other Oppenheimer funds.

Andrew J. Donohue, Secretary; Age: 48.
Executive Vice President  (since January 1993),  General  Counsel (since October
1991) and a Director (since September 1995) of the Manager; Executive Vice President and General Counsel (since September 1993), and a director (since January 1992) of the Distributor; Executive Vice President, General Counsel and a director of HarbourView, SSI, SFSI and Oppenheimer Partnership Holdings, Inc. (since September 1995); President and a director of Centennial (since September
1995); President, General Counsel and a director of Oppenheimer Real Asset Management, Inc. (since July 1996); General Counsel (since May 1996) and Secretary (since April 1997) of OAC; Vice President and a director of OFIL and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

Brian W. Wixted, Treasurer; Age: 39.
6803 South Tucson Way, Englewood, Colorado 80112
Senior Vice President and Treasurer (since April 1999) of the Manager; formerly Principal and Chief Operating Officer, Bankers Trust Company Mutual Fund Services Division (1995-1999); Vice President and Chief Financial Officer of CS First Boston Investment Management Corp. (1991-1995); and Vice President and Accounting Manager, Merrill Lynch Asset Management (1987-1991).

Robert J. Bishop, Assistant Treasurer; Age: 40.
6803 South Tucson Way, Englewood,  Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994-May 1996), and a Fund
Controller for the Manager.

Scott T. Farrar, Assistant Treasurer; Age: 33.
6803 South Tucson Way, Englewood,  Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); Assistant Treasurer of Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer Funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994-May 1996), and a Fund Controller for the Manager.

Robert G. Zack, Assistant Secretary; Age: 50.
Senior Vice President (since May 1985) and Associate  General Counsel (since May
1981) of the  Manager,  Assistant  Secretary  of SSI (since May 1985),  and SFSI
(since November 1989); Assistant Secretary (since October 1997) of Oppenheimer Millennium Funds plc and OFIL; an officer of other Oppenheimer funds.

      |X| Remuneration of Trustees. The officers of the Fund and certain Trustees of the Fund (Ms. Macaskill and Mr. Spiro) who are affiliated with the Manager receive no salary or fee from the Fund. The remaining Trustees of the Fund are expected to receive the compensation shown below from the Fund with respect to the Fund's fiscal year ___________. The compensation from all of the New York-based Oppenheimer funds (including the Fund) was received as a director, trustee or member of a committee of the boards of those funds during the calendar year 1998.

--------------------------------------------------------------------------------
                                                             Total
                                            Retirement       Compensation
                                            Benefits         from all
                         Aggregate          Accrued as Part  New York based
Trustee's Name           Compensation       of Fund          Oppenheimer
and Other Positions      from Fund1         Expenses         Funds (21 Funds)2
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Leon Levy                                                         $162,600
Chairman
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert G. Galli                                                   $113,383
Study Committee Member
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Benjamin Lipstein
Study Committee
Chairman,                                                         $140,550
Audit Committee Member
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Elizabeth B. Moynihan
Study Committee                                                   $ 99,000
Member
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kenneth A. Randall                                                $ 90,800
Audit Committee Member
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward V. Regan
Proxy Committee
Chairman, Audit                                                   $ 89,800
Committee Member
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Russell S. Reynolds, Jr.
Proxy Committee                                                   $ 67,200
Member
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Pauline Trigere                                                   $ 60,000
Trustee
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Clayton K. Yeutter
Proxy Committee                                                   $ 67,200
Member
--------------------------------------------------------------------------------
1. Aggregate compensation includes fees, deferred compensation, in any, and retirement plan benefits accrued for a trustee.
2. For the 1998 calendar year.

      |X| Retirement Plan for Trustees. The Fund has adopted a retirement plan that provides for payments to retired Trustees. Payments are up to 80% of the average compensation paid during a Trustee's five years of service in which the highest compensation was received. A Trustee must serve as trustee for any of the New York-based Oppenheimer funds for at least 15 years to be eligible for the maximum payment. Each Trustee's retirement benefits will depend on the amount of the Trustee's future compensation and length of service. Therefore the amount of those benefits cannot be determined at this time, nor can we estimate the number of years of credited service that will be used to determine those benefits.

      |X| Deferred Compensation Plan for Trustees. The Board of Trustees has adopted a Deferred Compensation Plan for disinterested trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds.

      Deferral of Trustees' fees under the plan will not materially affect the Fund's assets, liabilities or net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the Securities and Exchange Commission, the Fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred fee account.

    ? Major Shareholders. As of the date of this Statement of Additional Information, the Manager was the sole initial shareholder of the Fund's Class A, Class B, Class C and Class Y shares.

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company. The Manager and the Fund have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

    ? The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to-day business. The portfolio managers of the Fund are employed by the Manager and are the persons who are principally responsible for the day-to-day management of the Fund's portfolio. Other members of the Manager's Equity Portfolio Department provide the portfolio managers with counsel and support in managing the Fund's portfolio.

      The agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund. Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

      The Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class.

      The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss resulting from a good faith error or omission on its part with respect to any of its duties under the agreement.

      The agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund, the Manager may withdraw the right of the Fund to use the name "Oppenheimer" as part of its name.




Brokerage Policies of the Fund


Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains provisions relating to the employment of broker-dealers to effect the Fund's portfolio transactions. The Manager is authorized by the advisory agreement to employ broker-dealers, including "affiliated" brokers, as that term is defined in the Investment Company Act. The Manager may employ broker-dealers that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Fund to obtain, at reasonable expense, the "best execution" of the Fund's portfolio transactions. "Best execution" means prompt and reliable execution at the most favorable price obtainable. The Manager need not seek competitive commission bidding. However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board of Trustees.

      Under the investment advisory agreement, the Manager may select brokers (other than affiliates) that provide brokerage and/or research services for the Fund and/or the other accounts over which the Manager or its affiliates have investment discretion. The commissions paid to such brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided. Subject to those considerations, as a factor in selecting brokers for the Fund's portfolio transactions, the Manager may also consider sales of shares of the Fund and other investment companies for which the Manager or an affiliate serves as investment advisor.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and the procedures and rules described above. Generally, the Manager's portfolio traders allocate brokerage based upon recommendations from the Manager's portfolio managers. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

    Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges, the Fund may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions available in U.S. markets. Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions in the secondary market. Otherwise brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so. In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates.

    Other funds advised by the Manager have investment policies similar to those of the Fund. Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. If two or more funds advised by the Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      Most purchases of debt obligations are principal transactions at net prices. Instead of using a broker for those transactions, the Fund normally deals directly with the selling or purchasing principal or market maker unless the Manager determines that a better price or execution can be obtained by using the services of a broker. Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter. Purchases from dealers include a spread between the bid and asked prices. The Fund seeks to obtain prompt execution of these orders at the most favorable net price.

      The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates. The investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of the Manager's other accounts. Investment research may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.

      Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      The Board of Trustees permits the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction. The Board of Trustees permits the Manager to use concessions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

      The research services provided by brokers broadens the scope and supplements the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The Manager provides information to the Board about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with the Fund, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund. The Distributor is not obligated to sell a specific number of shares. Expenses normally attributable to sales are borne by the Distributor.

Distribution and Service Plans. The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

      Each plan has been approved by a vote of the Board of Trustees, including a majority of the Independent Trustees3, cast in person at a meeting called for the purpose of voting on that plan. Each plan has also been approved by the holders of a "majority" (as defined in the Investment Company Act) of the shares of the applicable class. The shareholder vote for the Service Plans for Class A shares and the Distribution and Service Plan for Class B and Class C shares was cast by the Manager as the sole initial holder of Class A, Class B and Class C shares of the Fund.

3. In accordance with Rule 12b-1 of the Investment Company Act, the term "Independent Directors" in this Statement of Additional Information refers to those Directors who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.

    Under the plans, the Manager and the Distributor may make payments to affiliates, in their sole discretion, from time to time, and may use their own resources (at no direct cost to the Fund) to make payments to brokers, dealers or other financial institutions for distribution and administrative services they perform. The Manager may use its profits from the advisory fee it receives from the Fund. In their sole discretion, the Distributor and the Manager may increase or decrease the amount of payments they make from their own resources to plan recipients.

      Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its Independent Trustees specifically vote annually to approve its continuance. Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares after six years, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A Plan that would materially increase payments under the Plan. That approval must be by a "majority" (as defined in the Investment Company Act) of the shares of each class, voting separately by class.

      While the Plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The Reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

      Each Plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plans for a class, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees. The Board of Trustees has set no minimum amount of assets to qualify for payments under the plans.

      ? Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.

      Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. The Distributor may not use payments received under the Class A Plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

      ? Class B and Class C Service and Distribution Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate for its services, whether its costs in distributing Class B and Class C shares and servicing accounts are more or less than the amounts paid by the Fund under the plan for the period for which the fee is paid. The types of services that recipients provide in return for service fees are similar to the services provided under the Class A service plan, described above.

      The Class B and the Class C Plans permit the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a quarterly basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after the shares are purchased. After the first year shares are outstanding, the Distributor makes service fee payments quarterly on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class B or Class C shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares.

    The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing commission to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B and/or Class C service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales commissions and service fee in advance at the time of purchase.

      The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charges to the Distributor for its services rendered in distributing Class B and Class C shares. The payments are made to the Distributor in recognition that the Distributor: o pays sales commissions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o may finance payment of sales commissions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o employs personnel to support distribution of Class B and Class C shares, and
o bears the costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses.

      The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If either the Class B or the Class C plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

      All payments under the Class B and the Class C plans are subject to the limitations imposed by the Conduct Rules of the National Association of Securities Dealers, Inc. on payments of asset-based sales charges and service fees.

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its investment performance. Those terms include "cumulative total return," "average annual total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how total returns are calculated is set forth below. You can obtain current performance information by calling the Fund's Transfer Agent at 1-800-525-7048 or by visiting the OppenheimerFunds Internet web site at http://www.oppenheimerfunds.com.

      The Fund's illustrations of its performance data in advertisements must comply with rules of the Securities and Exchange Commission. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund. Those returns must be shown for the 1-, 5- and 10-year periods (or the life of the class, if less) ending as of the most recently ended calendar quarter prior to the publication of the advertisement (or its submission for publication).

      Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the Fund's performance information as a basis for comparison with other investments:
      |_|Total returns measure the performance of a hypothetical  account in the
         Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
      |_|   An  investment in the Fund is not insured by the FDIC or any other government agency.
o The Fund's performance returns do not reflect the effect of taxes on dividends and capital gains distributions.
o The principal value of the Fund's shares and total returns are not guaranteed and normally will fluctuate on a daily basis.
o When an investor's shares are redeemed, they may be worth more or less than their original cost.
o Total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future returns.

      The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of debt investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

      |X| Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

      In calculating total returns for Class A shares, the current maximum sales charge of 5.75% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter. For Class C shares, the 1% contingent deferred sales charge is deducted for returns for the 1-year period. There is no sales charge on Class Y shares.

            |_| Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

                 1/n
            (ERV)
            (---)   -1 = Average Annual Total Return
            ( P )

            |_| Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

            ERV - P
            ------- = Total Return
               P

            |_| Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value" (without deducting sales charges) for Class A, Class B or Class C shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer Agent at the addresses or telephone numbers shown on the cover of this Statement of Additional Information. The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.


      ? Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper Analytical Services, Inc. Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods based on categories relating to investment objectives. Lipper currently ranks the Fund's performance against all other growth funds. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

      ? Morningstar Ratings and Rankings. From time to time the Fund may publish the ranking and/or star rating of the performance of its classes of shares by Morningstar, Inc., an independent mutual fund monitoring service. Morningstar rates and ranks mutual funds in broad investment categories: domestic stock funds, international stock funds, taxable bond funds and municipal bond funds. The Fund is included in the domestic stock funds category.

      Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. Investment return measures a fund's (or class's) one-, three-, five- and ten-year average annual total returns (depending on the inception of the fund or class) in excess of 90-day U.S. Treasury bill returns after considering the fund's sales charges and expenses. Risk is measured by a fund's (or class's) performance below 90-day U.S. Treasury bill returns. Risk and investment return are combined to produce star ratings reflecting performance relative to the other funds in the fund's category. Five stars is the "highest" ranking (top 10% of funds in a category), four stars is "above average" (next 22.5%), three stars is "average" (next 35%), two stars is "below average" (next 22.5%) and one star is "lowest" (bottom 10%). The current star rating is the fund's (or class's) overall rating, which is the fund's 3-year rating or its combined 3- and 5-year ranking (weighted 60%/40% respectively), or its combined 3-, 5-, and 10-year rating (weighted 40%/30%/30%, respectively), depending on the inception date of the fund (or class). Ratings are subject to change monthly.

      The Fund may also compare its total return ranking to that of other funds in its Morningstar category, in addition to its star rating. Those total return rankings are percentages from one percent to one hundred percent and are not risk-adjusted. For example, if a fund is in the 94th percentile, that means that 94% of the funds in the same category performed better than it did.

      ? Performance Rankings and Comparisons by Other Entities and Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal, Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar. The performance of the Fund's classes of shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills. However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return. Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

      From time to time, the Fund may publish rankings or ratings of the Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.



A B O U T  Y O U R  A C C O U N T

How To Buy Shares

      Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix C contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $25. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House ("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange. The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund 3 days after the transfers are initiated. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain other circumstances described in Appendix C to this Statement of Additional Information because the Distributor or dealer or broker incurs little or no selling expenses.

      |X| Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together:
          o Class A and Class B shares you purchase for your individual accounts, or for your joint accounts, or for trust or custodial accounts on behalf of your children who are minors, and
         o current purchases of Class A and Class B shares of the Fund and other Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares, and
         o Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that you still hold your investment in one of the Oppenheimer funds.

      A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The reduced sales charge will apply only to current purchases. You must request it when you buy shares.

      O The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor or the sub-distributor and include the following:

Oppenheimer Bond Fund                   Oppenheimer Large Cap Growth Fund
Oppenheimer Capital Appreciation Fund Oppenheimer Limited-Term Government Fund Oppenheimer California Municipal Fund Oppenheimer Main Street California
                                 Municipal Fund
Oppenheimer Champion Income Fund        Oppenheimer  Main Street Growth & Income
                                        Fund
Oppenheimer Convertible Securities Fund Oppenheimer MidCap Fund Oppenheimer Developing Markets Fund Oppenheimer Multiple Strategies Fund Oppenheimer
Disciplined Allocation Fund Oppenheimer Municipal Bond Fund Oppenheimer Disciplined Value Fund Oppenheimer New York Municipal Fund Oppenheimer Discovery Fund Oppenheimer New Jersey Municipal Fund Oppenheimer Enterprise Fund Oppenheimer Pennsylvania Municipal Fund Oppenheimer Capital Income Fund Oppenheimer Quest Balanced Value Fund Oppenheimer Europe Fund Oppenheimer Quest Capital Value Fund,
                                        Inc.
Oppenheimer Florida Municipal Fund      Oppenheimer  Quest  Global  Value  Fund,
                                        Inc.
Oppenheimer Global Fund                 Oppenheimer Quest Opportunity Value Fund
Oppenheimer Global Growth & Income Fund Oppenheimer Quest Small Cap Value Fund Oppenheimer Gold & Special Minerals Oppenheimer Quest Value Fund, Inc.
Fund
Oppenheimer Growth Fund                 Oppenheimer Real Asset Fund
Oppenheimer High Yield Fund             Oppenheimer Strategic Income Fund
Oppenheimer Insured Municipal Fund      Oppenheimer Total Return Fund, Inc.
Oppenheimer Intermediate Municipal Fund Oppenheimer U.S. Government Trust
Oppenheimer International Bond Fund     Oppenheimer World Bond Fund
Oppenheimer International Growth Fund   Limited-Term New York Municipal Fund
Oppenheimer     International     Small Rochester Fund Municipals
Company Fund

and the following money market funds:

Centennial America Fund, L. P.          Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust  Centennial Tax Exempt Trust
Centennial Government Trust             Oppenheimer Cash Reserves
Centennial Money Market Trust           Oppenheimer Money Market Fund, Inc.

      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds except the money market funds. Under certain circumstances described in this Statement of Additional Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

      |X| Letters of Intent. Under a Letter of Intent, if you purchase Class A shares or Class A and Class B shares of the Fund and other Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares. The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period. You can include purchases made up to 90 days before the date of the Letter.

      A Letter of Intent is an investor's statement in writing to the Distributor of the intention to purchase Class A shares or Class A and Class B shares of the Fund (and other Oppenheimer funds) during a 13-month period (the "Letter of Intent period"). At the investor's request, this may include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holdings of shares of those funds, will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or distributions of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter.

      A Letter enables an investor to count the Class A and Class B shares purchased under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other Oppenheimer funds) that applies under the Right of Accumulation to current purchases of Class A shares. Each purchase of Class A shares under the Letter will be made at the offering price (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

      In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter of Intent period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the Terms of Escrow. Also, the investor agrees to be bound by the terms of the Prospectus, this Statement of Additional Information and the Application used for a Letter of Intent. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters of Intent.

      If the total eligible purchases made during the Letter of Intent period do not equal or exceed the intended purchase amount, the commissions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the Letter of Intent period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the Distributor the excess of the amount of commissions allowed or paid to the dealer over the amount of commissions that apply to the actual amount of purchases. The excess commissions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

      The Transfer Agent will not hold shares in escrow for purchases of shares of the Fund and other Oppenheimer funds by OppenheimerFunds prototype 401(k) plans under a Letter of Intent. If the intended purchase amount under a Letter of Intent entered into by an OppenheimerFunds prototype 401(k) plan is not purchased by the plan by the end of the Letter of Intent period, there will be no adjustment of commissions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

      In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter of Intent period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter in placing any purchase orders for the investor during the Letter of Intent period. All of such purchases must be made through the Distributor.

      o  Terms of Escrow That Apply to Letters of Intent.

      1. Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

      2. If the total minimum investment specified under the Letter is completed within the thirteen-month Letter of Intent period, the escrowed shares will be promptly released to the investor.

      3. If, at the end of the thirteen-month Letter of Intent period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

      4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

5. The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include: (a) Class A shares sold with a front-end sales charge or subject to a Class
         A contingent    deferred sales charge,
(b) Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c) Class A or Class B shares acquired by exchange of either (1) Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (2) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

      6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans. To establish an Asset Builder Plan to buy shares directly from a bank account, you must enclose a check (minimum $25) for the initial purchase with your application. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use their fund account to make monthly automatic purchases of shares of up to four other Oppenheimer funds.

      If you make payments from your bank account to purchase shares of the Fund, your bank account will be automatically debited, normally four to five business days prior to the investment dates selected in the Application. Neither the Distributor, the Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

      Before initiating Asset Builder payments, obtain a prospectus of the selected fund(s) from the Distributor or your financial advisor and request an application from the Distributor, complete it and return it. The amount of the Asset Builder investment may be changed or the automatic investments may be terminated at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 15 days) after receipt of such instructions to implement them. The Fund reserves the right to amend, suspend, or discontinue offering Asset Builder plans at any time without prior notice.

Retirement Plans. Certain types of Retirement Plans are entitled to purchase shares of the Fund without sales charge or at reduced sales charge rates, as described in Appendix C to this Statement of Additional Information. Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily valuation basis by Merrill Lynch Pierce Fenner & Smith, Inc. or an independent record keeper that has a contract or special arrangement with Merrill Lynch. If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has less than $3 million in assets (other than assets invested in money market funds) invested in applicable investments, then the retirement plan may purchase only Class B shares of the Oppenheimer funds. Any retirement plans in that category that currently invest in Class B shares of the Fund will have their Class B shares converted to Class A shares of the Fund when the Plan's applicable investments reach $5 million.

Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset value of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B or Class C shares and the dividends payable on Class B or Class C shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which Class B and Class C are subject.

      The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class A shares normally are sold subject to an initial sales charge. While Class B and Class C shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B and Class C shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares than another.

      The Distributor will not accept any order in the amount of $500,000 or more for Class B shares or $1 million or more for Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts). That is because generally it will be more advantageous for that investor to purchase Class A shares of the Fund.

      o Class B Conversion. The conversion of Class B shares to Class A shares after six years is subject to the continuing availability of a private letter ruling from the Internal Revenue Service, or an opinion of counsel or tax adviser, to the effect that the conversion of Class B shares does not constitute a taxable event for the shareholder under Federal income tax law. If such a revenue ruling or opinion is no longer available, the automatic conversion feature may be suspended, in which event no further conversions of Class B shares would occur while such suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

      o Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset value of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses. General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are determined as of the close of business of The New York Stock Exchange on each day that the Exchange is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a holiday). The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.

      Dealers other than Exchange members may conduct trading in certain securities on days on which the Exchange is closed (including weekends and holidays) or after 4:00 P.M. on a regular business day. The Fund's net asset values will not be calculated on those days and the values of some of the Fund's portfolio securities may change significantly on these days, when shareholders may not purchase or redeem shares. Additionally, trading on European and Asian stock exchanges and over-the-counter markets normally is completed before the close of The New York Stock Exchange.

      Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of The New York Stock Exchange, will not be reflected in the Fund's calculation of its net asset values that day unless the Manager determines that the event is likely to effect a material change in the value of the security. The Manager may make that determination, under procedures established by the Board.

      o Securities Valuation. The Fund's Board of Trustees has established procedures for the valuation of the Fund's securities. In general those procedures are as follows:

      o Equity securities traded on a U.S. securities exchange or on NASDAQ are valued as follows:
(1)   if last sale information is regularly  reported,  they are valued at the last reported sale price on the principal exchange on which they are traded or on NASDAQ, as applicable, on that day, or
(2) if last sale information is not available on a valuation date, they are valued at the last reported sale price preceding the valuation date if it is within the spread of the closing "bid" and "asked" prices on the valuation date or, if not, at the closing "bid" price on the valuation date.
      o Equity securities traded on a foreign securities exchange generally are valued in one of the following ways: (1) at the last sale price available to the pricing service approved by the
               Board of Trustees, or
(2) at the last sale price obtained by the Manager from the report of the principal exchange on which the security is traded at its last trading session on or immediately before the valuation date, or
(3) at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.
      o Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
      o The following securities are valued at the mean between the "bid" and "asked" prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:

(1) debt instruments that have a maturity of more than 397 days when issued,
(2) debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3) non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
      o The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:

(1) money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less, and
(2) debt instruments held by a money market fund that have a remaining maturity of 397 days or less.
      o Securities (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      The closing prices in the London foreign exchange market on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S. dollars securities that are denominated in foreign currency.

      Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded or on Nasdaq, as applicable, as determined by a pricing service approved by the Board of Trustees or by the Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange or on Nasdaq on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on Nasdaq on the valuation date. If the put, call or future is not traded on an exchange or on Nasdaq, it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

      When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.


How to Sell Shares

      Information on how to sell shares of the Fund is stated in the Prospectus. The information below provides additional information about the procedures and conditions for redeeming shares.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
      o Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or

      o Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

      The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below. Reinvestment will be at the net asset value next computed after the Transfer Agent receives the reinvestment order. The shareholder must ask the Transfer Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C or Class Y shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $500 or such lesser amount as the Board may fix. The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days). The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B or Class C contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Sending Redemption Proceeds by Wire. The wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by wire.

Distributions From Retirement Plans. Requests for distributions from OppenheimerFunds-sponsored IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to "Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must
(1)       state the reason for the distribution;
(2) state the owner's awareness of tax penalties if the distribution is premature; and
(3) conform to the requirements of the plan and the Fund's other redemption requirements.

      Participants (other than self-employed persons) in OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the Fund held in the name of the plan or its fiduciary may not directly request redemption of their accounts. The plan administrator or fiduciary must sign the request.

      Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents (available from the Transfer Agent) must be completed and submitted to the Transfer Agent before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, the Distributor, and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives an order placed by the dealer or broker. However, if the Distributor receives a repurchase order from a dealer or broker after the close of The New York Stock Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes. Normally, the Exchange closes at 4:00 P.M., but may do so earlier on some days. Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.).

      Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares (having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days. Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

      Payments are normally made by check, but shareholders having AccountLink privileges (see "How To Buy Shares") may arrange to have Automatic Withdrawal Plan payments transferred to the bank account designated on the Account Application or by signature-guaranteed instructions sent to the Transfer Agent. Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the payment transmittal date you select in the Account Application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

      The Fund cannot guarantee receipt of a payment on the date requested. The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional Class A share purchases while participating in an Automatic Withdrawal Plan. Class B and Class C shareholders should not establish withdrawal plans, because of the imposition of the contingent deferred sales charge on such withdrawals (except where the contingent deferred sales charge is waived as described in Appendix C to this Statement of Additional Information.

      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below. These provisions may be amended from time to time by the Fund and/or the Distributor. When adopted, any amendments will automatically apply to existing Plans.

      |X| Automatic Exchange Plans. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $25. Instructions should be provided on the OppenheimerFunds Application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this Statement of Additional Information.

      |X| Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

      The Transfer Agent will administer the investor's Automatic Withdrawal Plan as agent for the shareholder(s) (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent. Neither the Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the Plan. Share certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder. Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the Plan. That notice must be in proper form in accordance with the requirements of the then-current Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

      The Planholder may terminate a Plan at any time by writing to the Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

      To use shares held under the Plan as collateral for a debt, the Planholder may request issuance of a portion of the shares in certificated form. Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.
      If the Transfer Agent ceases to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.


How to Exchange Shares

      As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. You can obtain a current list showing which funds offer which classes by calling the Distributor at 1-800-525-7048.
      o All of the Oppenheimer funds currently offer Class A, B and C shares except Oppenheimer Money Market Fund, Inc., Centennial Money Market Trust, Centennial Tax Exempt Trust, Centennial Government Trust, Centennial New York Tax Exempt Trust, Centennial California Tax Exempt Trust, and Centennial America Fund, L.P., which only offer Class A shares.
      o Oppenheimer Main Street California Municipal Fund currently offers only Class A and Class B shares.
      o Class B and Class C shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401 (k) plans.
      o Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other Fund.

      Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to a contingent deferred sales charge.

      Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer Money Market Fund, Inc. are purchased. If requested, they must supply proof of entitlement to this privilege.

      For accounts established on or before March 8, 1996 holding Class M shares of Oppenheimer Convertible Securities Fund, Class M shares can be exchanged only for Class A shares of other Oppenheimer funds. Exchanges to Class M shares of Oppenheimer Convertible Securities Fund are permitted from Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves that were acquired by exchange of Class M shares. No other exchanges may be made to Class M shares.

      Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

      o How Exchanges Affect Contingent Deferred Sales Charges. No contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge. However, when Class A shares acquired by exchange of Class A shares of other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months of the end of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares. The Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within 6 years of the initial purchase of the exchanged Class B shares. The Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

      When Class B or Class C shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B or the Class C contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares. Shareholders owning shares of more than one Class must specify which class of shares they with to exchange.

      o Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

      o Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a Prospectus of that fund before the exchange request may be submitted. For full or partial exchanges of an account made by telephone, any special account features such as Asset Builder Plans and Automatic Withdrawal Plans will be switched to the new account unless the Transfer Agent is instructed otherwise. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      o Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.


Dividends, Capital Gains and Taxes

Dividends and Distributions. The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Class B and Class C shares are expected to be lower than dividends on Class A and Class Y shares. That is because of the effect of the asset-based sales charge on Class B and Class C shares. Those dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

      Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's Dividends and Distributions. The Federal tax treatment of the Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus.

          Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders. Long-term capital gains distributions are not eligible for the deduction. The amount of dividends paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the Fund derives from portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less. To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

      Under the Internal Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

      The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code (although it reserves the right not to qualify). That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a double tax on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless the Fund's shares are held in a retirement account or the shareholder is otherwise exempt from tax). If the Fund qualifies as a "regulated investment company" under the Internal Revenue Code, it will not be liable for Federal income taxes on amounts paid by it as dividends and distributions. The Fund qualified as a regulated investment company in its last fiscal year. The Internal Revenue Code contains a number of complex tests relating to qualification which the Fund might not meet in any particular year. If it did not so qualify, the Fund would be treated for tax purposes as an ordinary corporation and receive no tax deduction for payments made to shareholders.

      If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account. Dividends and/or distributions from shares of certain other Oppenheimer funds (other than Oppenheimer Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's
Distributor. The Distributor also distributes shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is a division of the Manager. It is responsible for maintaining the Fund's
shareholder  registry  and  shareholder   accounting  records,  and  for  paying
dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It acts on an "at-cost" basis. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian. The Bank of New York is the Custodian of the Fund's assets. The Custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities, collecting income on the portfolio securities and handling the delivery of such securities to and from the Fund. The Manager has represented to the Fund that the banking relationships between the Manager and the Custodian have been and will continue to be unrelated to and unaffected by the relationship between the Fund and the Custodian. It will be the practice of the Fund to deal with the Custodian in a manner uninfluenced by any banking relationship the Custodian may have with the Manager and its affiliates.

Independent Auditors. The independent auditors of the Fund audit the Fund's financial statements and perform other related audit services. They also act as auditors for certain other funds advised by the Manager and its affiliates.

Appendix A

------------------------------------------------------------------------------
                           Industry Classifications
------------------------------------------------------------------------------

Aerospace/Defense                        Food and Drug Retailers
Air Transportation                       Gas Utilities
Asset-Backed                             Health Care/Drugs
Auto Parts and Equipment                 Health Care/Supplies & Services
Automotive                               Homebuilders/Real Estate
Bank Holding Companies                   Hotel/Gaming
Banks                                    Industrial Services
Beverages                                Information Technology
Broadcasting                             Insurance
Broker-Dealers                           Leasing & Factoring
Building Materials                       Leisure
Cable Television                         Manufacturing
Chemicals                                Metals/Mining
Commercial Finance                       Nondurable Household Goods
Communication Equipment                  Office Equipment
Computer Hardware                        Oil - Domestic
Computer Software                        Oil - International
Conglomerates                            Paper
Consumer Finance                         Photography
Consumer Services                        Publishing
Containers                               Railroads
Convenience Stores                       Restaurants
Department Stores                        Savings & Loans
Diversified Financial                    Shipping
Diversified Media                        Special Purpose Financial
Drug Wholesalers                         Specialty Printing
Durable Household Goods                  Specialty Retailing
Education                                Steel
Electric Utilities                       Telecommunications - Technology
Electrical Equipment                     Telephone - Utility
Electronics                              Textile/Apparel
Energy Services & Producers              Tobacco
Entertainment/Film                       Trucks and Parts
Environmental                            Wireless Services
Food

                                  Appendix B

        OppenheimerFunds Special Sales Charge Arrangements and Waivers

      In certain cases, the initial sales charge that applies to purchases of Class A shares1 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived. That is because of the economies of sales efforts realized by OppenheimerFunds Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

      Not all waivers apply to all funds. For example, waivers relating to Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds that were merged into or became Oppenheimer funds.

      For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans: (1) plans qualified under Sections 401(a) or 401(k) of the Internal
         Revenue Code,
(2) non-qualified deferred compensation plans, (3) employee benefit plans2 (4) Group Retirement Plans3 (5) 403(b)(7) custodial plan accounts (6) Individual Retirement Accounts ("IRAs"), including traditional IRAs,
         Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

      The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the Distributor or the transfer agent (referred to in this document as the "Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.
--------------
1. Certain   waivers   also  apply  to  Class  M.  shares  of   Oppenheimer
   Convertible Securities Fund.
2. An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class A shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
3. The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase Class A shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase Class A shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor enabling those plans to purchase Class A shares at net asset value but subject to the Class A contingent deferred sales charge.
 I. Applicability of Class A Contingent Deferred Sales Charges in Certain Cases

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial Sales Charge but May Be Subject to the Class A Contingent Deferred Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months of the end of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable commission described in the Prospectus under "Class A Contingent Deferred Sales Charge."4 This waiver provision applies to:

4 However, that commission will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.

          o Purchases of Class A shares aggregating $1 million or more.

          o Purchases by a Retirement Plan (other than an IRA or 403(b)(7) custodial plan) that:

(1)   buys shares costing $500,000 or more, or
(2) has, at the time of purchase, 100 or more eligible employees or total plan assets of $500,000 or more, or
(3) certifies to the Distributor that it projects to have annual plan purchases of $200,000 or more.
o     Purchases  by  an   OppenheimerFunds-sponsored   Rollover  IRA,  if  the
         purchases are made:
(1) through a broker, dealer, bank or registered investment advisor that has made special arrangements with the Distributor for those purchases, or
(2) by a direct rollover of a distribution from a qualified Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
o Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
(1)   The record  keeping is performed by Merrill Lynch Pierce Fenner & Smith,
            Inc.  ("Merrill  Lynch")  on  a  daily  valuation  basis  for  the
            Retirement   Plan.   On  the  date  the  plan  sponsor  signs  the
            record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and (b) funds advised or managed by MLAM (the funds described in (a) and (b) are referred to as "Applicable Investments").
(2)   The record  keeping  for the  Retirement  Plan is  performed  on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.
(3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).
o        Purchases   by  a   Retirement   Plan   whose   record   keeper  had  a
         cost-allocation agreement with the Transfer Agent on or before May 1, 1999.

          II. Waivers of Class A Sales Charges of Oppenheimer Funds

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers.

Class A shares purchased by the following investors are not subject to any Class A sales charges (and no commissions are paid by the Distributor on such purchases):
o     The Manager or its affiliates.
o     Present or former  officers,  directors,  trustees  and  employees  (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
o Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
o Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
o Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
o Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
o Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
o "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
o Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
o Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
o Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
o A unit investment trust that has entered into an appropriate agreement with the Distributor.
o Dealers, brokers, banks, or registered investment advisors that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment advisor provides administration services.
o

      Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
o A TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November 24, 1995.
o A qualified Retirement Plan that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December 31, 1996.

B. Waivers of Initial and Contingent Deferred Sales Charges in Certain Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no commissions are paid by the Distributor on such purchases): o Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
o     Shares   purchased   by  the   reinvestment   of   dividends   or  other
         distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
o     Shares  purchased  through  a  broker-dealer  that  has  entered  into a
         special   agreement  with  the  Distributor  to  allow  the  broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its
         subsidiaries)   on  which  an  initial  sales  charge  or  contingent
         deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.
o Shares purchased with the proceeds of maturing principal units of any Qualified Unit Investment Liquid Trust Series.
o        Shares   purchased  by  the   reinvestment  of  loan  repayments  by  a
         participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases: o To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value measured at the time the Plan is established, adjusted annually.
o Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account Rules and Policies," in the applicable fund Prospectus).
o For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
(1)         Following  the  death or  disability  (as  defined  in the  Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established.

(2)       To return excess contributions.

(3)       To  return  contributions  made  due to a  mistake  of  fact.

(4)       Hardship withdrawals, as defined in the plan.5

5 This provision does not apply to IRAs.

(5) Under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.

(6)         To  meet  the  minimum  distribution  requirements  of the  Internal
            Revenue Code.
(7)         To make  "substantially  equal  periodic  payments"  as described in
            Section 72(t) of the Internal Revenue Code.
(8)         For loans to participants or beneficiaries.

(9) Separation from service.6

6 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.


(10) Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the
          Manager)  if  the  plan  has  made  special   arrangements   with  the
          Distributor.

(11) Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
o For distributions from Retirement Plans having 500 or more eligible employees, except distributions due to termination of all of the Oppenheimer funds as an investment option under the Plan.
o For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.


    III. Waivers of Class B and Class C Sales Charges of Oppenheimer Funds

The Class B and Class C contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A.  Waivers for Redemptions in Certain Cases.

The Class B and Class C contingent deferred sales charges will be waived for redemptions of shares in the following cases: o Shares redeemed involuntarily, as described in "Shareholder Account
         Rules and Policies," in the applicable Prospectus.
o Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder, including a trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
o Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
o Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
o Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
o Redemptions requested in writing by a Retirement Plan sponsor of Class C shares of an Oppenheimer fund in amounts of $1 million or more held by the Retirement Plan for more than one year, if the redemption proceeds are invested in Class A shares of one or more Oppenheimer funds.
o Distributions from Retirement Plans or other employee benefit plans for any of the following purposes:
(1) Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established in an Oppenheimer fund.

(2) To return excess contributions made to a participant's account.

(3)            To return contributions made due to a mistake of fact.

(4)            To make hardship withdrawals, as defined in the plan.7

7 This  provision  does  not  apply to IRAs.

(5) To make distributions required under a Qualified Domestic Relations Order or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.

(6)             To meet the minimum  distribution  requirements  of the Internal
                Revenue Code.
(7)             To make "substantially  equal periodic payments" as described in
                Section 72(t) of the Internal Revenue Code.

(8)            For loans to participants or beneficiaries.8

8 This provision does not apply to loans from 403(b)(7) custodial plans.

(9)            On account of the participant's separation from service.9

9 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

(10) Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a Retirement Plan if the plan has made special arrangements with the Distributor.

(11) Distributions made on account of a plan termination or "in-service" distributions," if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
(12) Distributions from Retirement Plans having 500 or more eligible employees, but excluding distributions made because of the Plan's elimination as investment options under the Plan of all of the Oppenheimer funds that had been offered.
(13) For distributions from a participant's account under an Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value annually (measured from the establishment of the Automatic Withdrawal Plan).

B.  Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
o     Shares sold to the Manager or its affiliates.
o Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
o     Shares issued in plans of reorganization to which the Fund is a party.

IV. Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of Former Quest for Value Funds

The initial and contingent deferred sales charge rates and waivers for Class A, Class B and Class C shares described in the Prospectus or Statement of Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds. To be eligible, those persons must have been shareholders on November 24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds. Those funds include:

  Oppenheimer Quest Value Fund, Inc.  Oppenheimer  Quest  Small Cap Value
                                      Fund
  Oppenheimer  Quest  Balanced  Value Oppenheimer Quest Global Value Fund
  Fund
  Oppenheimer    Quest    Opportunity
  Value Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on November 24, 1995:

Quest for Value U.S.  Government Income Quest  for  Value  New York  Tax-Exempt
Fund                                    Fund
Quest  for  Value  Investment   Quality Quest  for  Value  National  Tax-Exempt
Income Fund                             Fund
Quest for Value Global Income Fund      Quest for Value  California  Tax-Exempt
                                        Fund

      All of the funds listed above are referred to in this Appendix as the "Former Quest for Value Funds." The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an Oppenheimer fund that are either: o acquired by such shareholder pursuant to an exchange of shares of an
         Oppenheimer fund that was one of the Former Quest for Value Funds or
o     purchased  by  such   shareholder  by  exchange  of  shares  of  another
         Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on November 24, 1995.

A.  Reductions or Waivers of Class A Sales Charges.

      |X| Reduced Class A Initial Sales Charge Rates for Certain Former Quest for Value Funds Shareholders.

Purchases by Groups and Associations. The following table sets forth the initial sales charge rates for Class A shares purchased by members of "Associations" formed for any purpose other than the purchase of securities. The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                        Initial Sales       Initial Sales
 Number of Eligible   Charge as a % of    Charge as a % of    Commission as %
Employees or Members   Offering Price    Net Amount Invested of Offering Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                  2.50%               2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least 10 but not        2.00%               2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.
      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of Accumulation described in the applicable fund's Prospectus and Statement of Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

      |X| Waiver of Class A Sales Charges for Certain Shareholders. Class A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o Shareholders who were shareholders of the AMA Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.

o Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

      |X| Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions. The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

B.  Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

      |X| Waivers for Redemptions of Shares Purchased Prior to March 6, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with: o withdrawals under an automatic withdrawal plan holding only either
         Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account, and
o liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

      |X| Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995: o redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration);
o withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account; and
o liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another Oppenheimer fund within 90 days after redemption.
       V. Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of Connecticut Mutual Investment
                                Accounts, Inc.

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a "Fund" in this section): o Oppenheimer U. S. Government Trust, o Oppenheimer Bond Fund, o Oppenheimer Disciplined Value Fund and o Oppenheimer Disciplined Allocation Fund are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment advisor to the Former Connecticut Mutual Funds:

Connecticut Mutual Liquid Account          Connecticut   Mutual   Total   Return
                                     Account
Connecticut  Mutual Government  Securities CMIA  LifeSpan  Capital  Appreciation
Account                                    Account
Connecticut Mutual Income Account          CMIA LifeSpan Balanced Account
Connecticut Mutual Growth Account          CMIA Diversified Income Account

A.  Prior Class A CDSC and Class A Sales Charge Waivers.

      n Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are: (1) persons whose purchases of Class A shares of a Fund and other Former
         Connecticut Mutual Funds were $500,000 prior to March 18, 1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former Connecticut Mutual Funds, and
(2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge.

Any of the  Class A shares  of a Fund and the other  Former  Connecticut  Mutual
Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

      n Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares: (1)
      anypurchaser,  provided the total initial  amount  invested in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former Connecticut Mutual Funds or a Fund into which such Fund merged;
(2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
(3) Trustees of the Fund or any one or more of the Former Connecticut Mutual Funds and members of their immediate families;
(4) employee benefit plans sponsored by Connecticut Mutual Financial Services, L.L.C. ("CMFS"), the prior distributor of the Former Connecticut Mutual Funds, and its affiliated companies;
(5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
(6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B.  Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996: (1) by the estate of a deceased shareholder;
(2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
(3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
(4) as tax-free returns of excess contributions to such retirement or employee benefit plans;
(5)      in whole or in part,  in  connection  with  shares  sold to any  state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered investment management company;
(6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
(7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
(8)
      in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or
(9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Declaration of Trust, or as adopted by the Board of Trustees of the Fund.


 VI. Special Reduced Sales Charge for Former Shareholders of Advance America
                                 Funds, Inc.

Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government Trust, Oppenheimer Strategic Income Fund and Oppenheimer Equity Income Fund who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on March 30, 1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.


   VII. Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer
                         Convertible Securities Fund

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:

o     the Manager and its affiliates,
o        present or former  officers,  directors,  trustees and  employees  (and their "immediate families" as defined in the Fund's Statement of Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
o        registered  management  investment  companies  or separate  accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
o dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
o employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
o dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and
o dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

------------------------------------------------------------------------------
Oppenheimer Core Equity Fund
------------------------------------------------------------------------------

Internet Web Site:
      www.oppenheimerfunds.com

Investment Advisor
      OppenheimerFunds, Inc.
      Two World Trade Center
      New York, New York 10048-0203

Distributor
      OppenheimerFunds Distributor, Inc.
      Two World Trade Center
      New York, New York 10048-0203

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1-800-525-7048

Custodian Bank
      The Bank of New York
      One Wall Street
      New York, New York 10015

Independent Auditors
      KPMG Peat Marwick LLP
      707 Seventeenth Street
      Denver, Colorado 80202

Legal Counsel
      Gordon Altman Butowsky Weitzen      Shalov & Wein
      114 West 47th Street
      New York, New York  10036

67890


PX___________99

                         OPPENHEIMER CORE EQUITY FUND


                                  FORM N-1A

                                    PART C


                              OTHER INFORMATION



Item 23.  Exhibits

(a) Declaration of Trust dated 6/1/98: Previously filed with registrant's initial registration statement, 6/12/98, and incorporated herein by reference.

(b)   By-Laws:   Previously  filed  with   registrant's   initial   registration
      statement, 6/12/98, and incorporated herein by reference.

(c) (i) Specimen Class A Share Certificate: Filed herewith. (ii) Specimen Class B Share Certificate: Filed herewith.
(iii) Specimen Class C Share Certificate: Filed herewith.
(iv)  Specimen Class Y Share Certificate: Filed herewith.

(d) Investment Advisory Agreement: Previously filed with registrant's initial registration statement, 6/12/98, and incorporated herein by reference.

      (e)  (i)   General   Distributor's   Agreement:   Previously   filed  with
registrant's initial registration statement, 6/12/98, and incorporated herein by reference.

            (ii)  Form of Dealer  Agreement of  OppenheimerFunds  Distributor,
Inc.: Filed with Post-Effective Amendment No. 14 of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and incorporated herein by reference.

      (iii) Form  of  OppenheimerFunds  Distributor,  Inc.  Broker  Agreement:
         Filed with Post-Effective Amendment No. 14 of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and incorporated herein by reference.

      (iv)  Form  of  OppenheimerFunds  Distributor,  Inc.  Agency  Agreement:
         Filed with Post-Effective Amendment No. 14 of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and incorporated herein by reference.


(f) (i) Retirement Plan for Non-Interested Trustees or Directors dated June 7, 1990: Previously filed with Post-Effective Amendment No. 97 to the Registration Statement of Oppenheimer Fund (File No. 2-14586), 8/30/90, refiled with Post-Effective Amendment No. 45 of Oppenheimer Growth Fund (Reg. No. 2-45272), 8/22/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

            (ii) Form of Deferred Compensation Plan for Disinterested Trustees/Directors: Filed with Post-Effective Amendment No. 26 to the Registration Statement of Oppenheimer Gold & Special Minerals Fund (Reg. No. 2-82590), 10/28/98, and incorporated by reference.

(g) Custody Agreement: Previously filed with registrant's initial registration statement, 6/12/98, and incorporated herein by reference.

(h) Not applicable.

(i) Opinion and Consent of Counsel: To be filed with Pre-Effective Amendment.

(j) Independent Auditors Consent: To be filed with Pre-Effective Amendment.

(k) Not applicable.

(l) Investment Letter from OppenheimerFunds, Inc. to Registrant: Previously filed with registrant's initial registration statement, 6/12/98, and incorporated herein by reference.

      (m) (i) Service Plan and Agreement for Class A shares: Previously filed with registrant's initial registration statement, 6/12/98, and incorporated herein by reference.

(ii) Distribution and Service Plan and Agreement for Class B shares: Previously filed with registrant's initial registration statement, 6/12/98, and incorporated herein by reference.

(iii) Distribution and Service Plan and Agreement for Class C shares: Previously filed with registrant's initial registration statement, 6/12/98, and incorporated herein by reference.

   (n) (i)Financial Data Schedule for Class A Shares: Not applicable.

         (ii)     Financial Data Schedule for Class B Shares:  Not applicable.

         (iii)    Financial Data Schedule for Class C Shares:  Not applicable.

         (iv)     Financial Data Schedule for Class Y Shares:  Not applicable.

(o) Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through 8/25/98: Previously filed with Post-Effective Amendment No. 70 to the Registration Statement of Oppenheimer Global Fund (Reg. No. 2-31661), 9/14/98, and incorporated herein by reference.

      --    Powers of Attorney  (including  Certified Board  resolutions)  for all Trustees, except Brian W. Wixted: Filed with registrant's initial registration statement, 6/12/98, and incorporated herein by reference.

     --  Power of Attorney  (including  Certified Board  resolution) for Brian
      W. Wixted:  Filed herewith.

Item 24.  Persons Controlled by or Under Common Control with the Fund


None.


Item 25.  Indemnification

      Reference is made to the provisions of Article Seven of Registrant's Amended and Restated Declaration of Trust filed as Exhibit 23(a) to this Registration Statement, and incorporated herein by reference.


      Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.


Item 26.  Business and Other Connections of the Investment Adviser

(a) OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including with limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.


           Name and Current Position Other Business and Connections

with OppenheimerFunds, Inc.         During the Past Two Years


Charles E. Albers,
Senior Vice President         An officer and/or  portfolio  manager of certain
                                    Oppenheimer  funds (since  April 1998);  a
                                    Chartered Financial Analyst;  formerly,  a
                                    Vice  President and portfolio  manager for
                                    Guardian    Investor     Services,     the
                                    investment  management  subsidiary  of The
                                    Guardian  Life  Insurance  Company  (since
                                    1972).


Edward Amberger,
Assistant Vice President            Formerly    Assistant   Vice    President,
                                    Securities   Analyst  for  Morgan  Stanley
                                    Dean Witter (May 1997 - April  1998);  and
                                    Research  Analyst  (July 1996 - May 1997),
                                    Portfolio  Manager  (February  1992 - July
                                    1996) and Department Manager (June 1988 to February 1992) for The Bank of New
                                    York.


Mark J.P. Anson,
Vice President                      Vice President of  Oppenheimer  Real Asset
                                    Management,     Inc.;    formerly,    Vice
                                    President   of   Equity   Derivatives   at
                             Salomon Brothers, Inc.

Peter M. Antos,

Senior Vice President               An  officer  and/or  portfolio  manager of
                                    certain  Oppenheimer  funds;  a  Chartered
                                    Financial  Analyst;  Senior Vice President
                                    of    HarbourView     Asset     Management
                                    Corporation;  prior to  March  1996 he was
                                    the senior  equity  portfolio  manager for
                                    the  Panorama   Series  Fund,   Inc.  (the
                                    "Company")  and  other  mutual  funds  and
                                    pension  funds  managed  by G.R.  Phelps &
                                    Co. Inc.  ("G.R.  Phelps"),  the Company's
                                    former  investment  adviser,  which  was a
                                    subsidiary  of  Connecticut   Mutual  Life
                                    Insurance    Company;    he    was    also
                                    responsible for managing the common stock department and common stock investments of Connecticut Mutual Life Insurance Co.


Lawrence Apolito,
Vice President                      None.

Victor Babin,
Senior Vice President               None.

Bruce Bartlett,

Senior Vice President               An  officer  and/or  portfolio  manager of
                                    certain  Oppenheimer  funds.  Formerly,  a
                                    Vice   President   and  Senior   Portfolio
                                    Manager  at  First of  America  Investment

                                    Corp.


George Batejan,
Executive Vice President,
Chief Information Officer           Formerly  Senior  Vice  President,   Group
                                    Executive,  and Senior Systems Officer for
                                    American   International   Group  (October
                                1994 - May 1998).

John R. Blomfield,
Vice                                President  Formerly  Senior Product  Manager
                                    (November    1995   -   August    1997)   of
                                    International  Home Foods and American  Home
                                    Products (March 1994 - October 1996).
Connie Bechtolt,
Assistant Vice President            None.


Kathleen Beichert,
Vice President                      None.

Rajeev Bhaman,
Vice President Formerly, Vice President (January 1992 - February, 1996) of Asian Equities for Barclays de Zoete Wedd, Inc.

Robert J. Bishop,

Vice President                      Vice  President of Mutual Fund  Accounting
                                    (since  May  1996);  an  officer  of other
                                    Oppenheimer funds;  formerly, an Assistant
                                    Vice   President   of    OppenheimerFunds,
                                    Inc./Mutual Fund Accounting  (April 1994 -
                                    May  1996),  and  a  Fund  Controller  for
                                    OppenheimerFunds, Inc.

Chad Boll,
Assistant Vice President            None

George C. Bowen
Senior Vice President,
Treasurer and Director              Vice  President   (since  June  1983)  and
                                    Treasurer    (since    March    1985)   of
                                    OppenheimerFunds  Distributor,  Inc.  (the
                                    "Distributor");   Senior  Vice   President
                                    (since  February 1992),  Treasurer  (since
                                    July 1991) and a director  (since December
                                    1991)  of  Centennial   Asset   Management
                                    Corporation;  President,  Treasurer  and a
                                    director     of     Centennial     Capital
                                    Corporation (since June 1989); a director of other Oppenheimer funds.


Scott Brooks,
Vice President                      None.


Kevin Brosmith,
Vice President                      None.

Nancy Bush,

Assistant Vice President            None.

Adele Campbell,
Assistant Vice President & Assistant
Treasurer: Rochester Division       Formerly,   Assistant  Vice  President  of
                                    Rochester Fund Services, Inc.

Michael Carbuto,
Vice President                      An  officer  and/or  portfolio  manager of

                                    certain  Oppenheimer funds; Vice President
                                    of     Centennial     Asset     Management

                                    Corporation.

John Cardillo,
Assistant Vice President            None.


Mark Curry,

Assistant Vice President            None.


H.C. Digby Clements,
Vice President:

Rochester Division                  None.

O. Leonard Darling,

Executive                           Vice President Chief  Executive  Officer and
                                    Senior   Manager   of   HarbourView    Asset
                                    Management  Corporation;   Trustee  (1993  -
                                    present) of Awhtolia College - Greece.


William DeJianne,                   None.
Assistant Vice President

Robert A. Densen,
Senior Vice President               None.

Sheri Devereux,
Assistant Vice President            None.

Craig P. Dinsell

Executive Vice President            Formerly,  Senior Vice  President of Human
                                    Resources for Fidelity  Investments-Retail
                                    Division  (January  1995 - January  1996),
                                    Fidelity   Investments  FMR  Co.  (January
                                    1996   -   June    1997)   and    Fidelity
                                    Investments  FTPG  (June  1997  -  January
                                    1998).

Robert Doll, Jr.,
Executive Vice President and
Chief Investment Officer and

Director                            An  officer  and/or  portfolio   manager  of
                                    certain Oppenheimer funds.

John Doney,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.

Andrew J. Donohue,
Executive Vice President,

General Counsel and Director        Executive Vice President  (since September
                                    1993),   and  a  director  (since  January
                                    1992) of the  Distributor;  Executive Vice
                                    President,  General Counsel and a director
                                    of    HarbourView     Asset     Management
                                    Corporation  Shareholder  Services,  Inc.,
                                    Shareholder  Financial Services,  Inc. and
                                    Oppenheimer   Partnership  Holdings,  Inc.
                                    since  (September  1995);  President and a
                                    director of  Centennial  Asset  Management
                                    Corporation    (since   September   1995);
                                    President  and a director  of  Oppenheimer
                                    Real Asset  Management,  Inc  (since  July
                                    1996);  General  Counsel  (since May 1996)
                                    and   Secretary   (since  April  1997)  of
                                    Oppenheimer    Acquisition   Corp.;   Vice
                                    President       and       Director      of
                                    OppenheimerFunds  International,  Ltd. and
                                    Oppenheimer  Millennium  Funds plc  (since
                                    October   1997);   an   officer  of  other
                                    Oppenheimer funds.


Patrick Dougherty,                  None.
Assistant Vice President

Bruce Dunbar,                       None.
Vice President


Daniel Engstrom,
Assistant Vice President            None.


George Evans,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.

Edward Everett,
Assistant Vice President            None.


George Fahey,
Vice President                      None.


Scott Farrar,

Vice President                        Assistant   Treasurer   of   Oppenheimer
                                      Millennium   Funds  plc  (since  October
                                      1997);  an officer of other  Oppenheimer
                                      funds;   formerly  an   Assistant   Vice
                                      President      of      OppenheimerFunds,
                                      Inc./Mutual Fund Accounting  (April 1994
                                      - May 1996),  and a Fund  Controller for
                             OppenheimerFunds, Inc.


Leslie A. Falconio,
Assistant Vice President            None.

Katherine P. Feld,

Vice President and Secretary          Vice  President  and  Secretary  of  the
                                      Distributor;  Secretary  of  HarbourView
                                      Asset   Management   Corporation,    and
                                      Centennial        Asset       Management
                                      Corporation;  Secretary,  Vice President
                                      and  Director  of   Centennial   Capital
                                      Corporation;    Vice    President    and
                                      Secretary  of  Oppenheimer   Real  Asset
                                Management, Inc.


Ronald H. Fielding,
Senior Vice President; Chairman:
Rochester Division                  An  officer,   Director  and/or  portfolio
                                    manager  of  certain   Oppenheimer  funds;
                                    Presently  he holds  the  following  other
                                    positions:  Director  (since  1995) of ICI
                                    Mutual Insurance Company;  Governor (since
                                    1994)  of  St.  John's  College;  Director
                                    (since  1994 - present)  of  International
                                    Museum of  Photography  at George  Eastman
                                    House.  Formerly,  he held  the  following
                                    positions:   formerly,   Chairman  of  the
                                    Board  and  Director  of  Rochester   Fund
                                    Distributors,  Inc. ("RFD"); President and
                                    Director of Fielding  Management  Company,
                                    Inc.  ("FMC");  President  and Director of
                                    Rochester    Capital    Advisors,     Inc.
                                    ("RCAI");  Managing  Partner of  Rochester
                                    Capital  Advisors,   L.P.,  President  and
                                    Director of Rochester Fund Services,  Inc.
                                    ("RFS");   President   and   Director   of
                                    Rochester   Tax   Managed   Fund,    Inc.;
                                    Director (1993 - 1997) of VehiCare  Corp.;
                                    Director (1993 - 1996) of VoiceMode.

Patricia Foster,
Vice President                      Formerly,    she   held   the    following
                                    positions:  An officer  of certain  former
                                    Rochester  funds  (May,  1993  -  January,
                                    1996);   Secretary  of  Rochester  Capital
                                    Advisors,  Inc. and General Counsel (June,
                                    1993 - January 1996) of Rochester  Capital
                                    Advisors, L.P.


David Foxhoven,
Assistant Vice President            Formerly   Manager,   Banking   Operations
                                    Department (July 1996 - November 1998).


Jennifer Foxson,

Vice President                      None.

Erin Gardiner,

Assistant Vice President            None.

Linda Gardner,
Vice President                      None.

Alan Gilston,

Vice President                      Formerly,  Vice  President  (1987  - 1997)
                                    for    Schroder     Capital     Management

                                 International.

Jill Glazerman,

Vice President                      None.

Robyn Goldstein-Liebler
Assistant Vice President            None.


Mikhail Goldverg
Assistant Vice President            None.


Jeremy Griffiths,
Executive Vice President and
Chief Financial Officer             Chief  Financial   Officer  and  Treasurer
                                    (since   March   1998)   of    Oppenheimer
                                    Acquisition Corp.; a Member and Fellow of the Institute of Chartered Accountants;
                                    formerly,  an accountant  for Arthur Young
                                    (London, U.K.).


Robert Grill,

Senior Vice President Formerly, Marketing Vice President for Bankers Trust Company (1993 -
                                    1996);     Steering     Committee    Member,
                                    Subcommittee  Chairman for American  Savings
                                    Education Council (1995 - 1996).


Caryn Halbrecht,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.

Elaine T. Hamann,

Vice President                      Formerly,  Vice President  (September 1989
                                    - January 1997) of Bankers Trust Company.


Robert Haley

Assistant                           Vice President  Formerly,  Vice President of
                                    Information   Services  for  Bankers   Trust
                                    Company (January 1991 - November 1997).


Thomas B. Hayes,
Vice President                      None.

Barbara Hennigar,
Executive Vice President and
Chief Executive Officer of
OppenheimerFunds Services,

a division of the Manager           President  and  Director  of   Shareholder
                                    Financial  Services,  Inc.;  President and
                                    Chief  Executive  Officer  of  Shareholder
                                 Services, Inc.


Dorothy Hirshman,                   None.
Assistant Vice President

Merryl Hoffman,
Vice President                      None.

Nicholas Horsley,

Vice President                      Formerly,  a  Senior  Vice  President  and
                                    Portfolio  Manager  for  Warburg,   Pincus
                                    Counsellors,    Inc.    (1993   -   1997),
                                    Co-Manager  of  Warburg,  Pincus  Emerging
                                    Markets  Fund  (December  1994  -  October
                                    1997),    Co-Manager    Warburg,    Pincus
                                    Institutional   Emerging  Markets  Fund  -
                                    Emerging Markets  Portfolio (August 1996 -
                                    October  1997),  Warburg  Pincus Japan OTC
                                    Fund,   Associate   Portfolio  Manager  of
                                    Warburg Pincus  International Equity Fund,
                                    Warburg   Pincus   Institutional   Fund  -
                                    Intermediate    Equity   Portfolio,    and
                                    Warburg Pincus EAFE Fund.


Scott T. Huebl,
Vice President                      None.

Richard Hymes,
Vice President                      None.

Jane Ingalls,
Vice President                      None.


Kathleen T. Ives,
Vice President                      None.

Christopher Jacobs,
Assistant Vice President            None.

William Jaume,
Vice President                      None.


Frank Jennings,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.


Susan Katz,
Vice President                      None.


Thomas W. Keffer,
Senior Vice President               None.


Erica Klein,
Assistant Vice President            None.


Avram Kornberg,
Vice President                      None.


John Kowalik,
Senior Vice President               An officer  and/or  portfolio  manager for
                                    certain    OppenheimerFunds;     formerly,
                                    Managing  Director  and  Senior  Portfolio
                                    Manager  at  Prudential   Global  Advisors
                                    (1989 - 1998).


Joseph Krist,
Assistant Vice President            None.

Michael Levine,
Vice President                      None.

Shanquan Li,
Vice President                      None.

Stephen F. Libera,

Vice President                      An officer  and/or  portfolio  manager for
                                    certain  Oppenheimer  funds;  a  Chartered
                                    Financial  Analyst;  a Vice  President  of
                                    HarbourView Asset Management  Corporation;
                                    prior  to  March  1996,  the  senior  bond
                                    portfolio   manager  for  Panorama  Series
                                    Fund Inc.,  other mutual funds and pension
                                    accounts  managed  by  G.R.  Phelps;  also
                                    responsible   for   managing   the  public
                                    fixed-income   securities   department  at
                                    Connecticut Mutual Life Insurance Co.


Mitchell J. Lindauer,
Vice President                      None.


Dan Loughran,
Assistant Vice President:
Rochester Division                  None.


David Mabry,
Vice President                      None.

Steve Macchia,
Vice President                      None.

Bridget Macaskill,
President, Chief Executive Officer

and Director                        Chief Executive  Officer (since  September
                                    1995);  President and director (since June
                                    1991)  of  HarbourView   Asset  Management
                                    Corporation;  Chairman  and a director  of
                                    Shareholder  Services,  Inc. (since August
                                    1994),    and    Shareholder     Financial
                                    Services,     Inc.    (September    1995);
                                    President  (since  September  1995)  and a
                                    director    (since    October   1990)   of
                                    Oppenheimer  Acquisition Corp.;  President
                                    (since  September  1995)  and  a  director
                                    (since   November   1989)  of  Oppenheimer
                                    Partnership  Holdings,   Inc.,  a  holding
                                    company  subsidiary  of  OppenheimerFunds,
                                    Inc.;  a  director  of  Oppenheimer   Real
                                    Asset Management,  Inc. (since July 1996);
                                    President  and a director  (since  October
                                    1997)  of  OppenheimerFunds  International
                                    Ltd., an offshore fund manager  subsidiary
                                    of OppenheimerFunds,  Inc. and Oppenheimer
                                    Millennium   Funds  plc   (since   October
                                    1997);  President  and a director of other
                                    Oppenheimer    funds;    a   director   of
                                    Hillsdown   Holdings  plc  (a  U.K.   food
                                    company);   formerly,  an  Executive  Vice
                                    President of OFI.

Philip T. Masterson,
Vice President Formerly an Associate at Davis, Graham, & Stubbs (January 1998 - July 1998); Associate; Myer, Swanson, Adams & Wolf, P.C. (May 1996 - June 1998).


Loretta McCarthy,
Executive Vice President            None.

Kelley A. McCarthy-Kane

Assistant                           Vice President  Formerly,  Product  Manager,
                                    Assistant  Vice   President   (June  1995  -
                                    October 1997) of Merrill Lynch Pierce Fenner
                                    & Smith.

Beth Michnowski,
Assistant Vice President              Formerly Senior  Marketing  Manager (May
1996 - June 1997) and Director of Product  Marketing  (August 1992 - May 1996)

                                    with Fidelity Investments.

Lisa Migan,
Assistant Vice President            None.

Denis R. Molleur,
Vice President                      None.

Nikolaos Monoyios,
Vice President                      A Vice President and/or portfolio  manager
                                    of certain  Oppenheimer funds (since April
                                    1998);  a  Certified   Financial  Analyst;
                                    formerly, a Vice President and portfolio manager for Guardian Investor Services, the management subsidiary of The Guardian
                                    Life Insurance Company (since 1979).

Linda Moore,
Vice President                      Formerly,  Marketing  Manager  (July  1995
                                    -November   1996)  for  Chase   Investment
                                 Services Corp.

Kenneth Nadler,
Vice President                      None.

David Negri,

Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.


Barbara Niederbrach,
Assistant Vice President            None.

Robert A. Nowaczyk,
Vice President                      None.


Ray Olson,
Assistant Vice President            None.


Richard M. O'Shaugnessy,
Assistant Vice President:
Rochester Division                  None.

Gina M. Palmieri,
Assistant Vice President            None.

Robert E. Patterson,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

James Phillips
Assistant Vice President            None.


Stephen Puckett,
Vice President                      None.


Jane Putnam,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.

Michael Quinn,

Assistant Vice President            Formerly,  Assistant Vice President (April
                                    1995  -  January   1998)  of  Van   Kampen

                                American Capital.


Julie Radtke,
Vice President                      Formerly   Assistant  Vice  President  and
                                    Business  Analyst  for  Pershing,   Jersey
                                    City (August 1997 -November 1997);  Senior
                                    Business       Consultant,        American
                                    International  Group  (January 1996 - July
                                    1997).


Russell Read,
Senior Vice President               Vice President of  Oppenheimer  Real Asset
                                    Management, Inc. (since March 1995).

Thomas Reedy,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds; formerly, a Securities Analyst for the Manager.


John Reinhardt,
Vice President: Rochester Division  None

Ruxandra Risko,

Vice President                      None.

Michael S. Rosen,

Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.


Richard H. Rubinstein,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Lawrence Rudnick,
Assistant Vice President            None.

James Ruff,

Executive Vice President & Director None.


Valerie Sanders,
Vice President                      None.


Jeff Schneider,
Vice President                      Director,        Personal        Decisions
International.


Ellen Schoenfeld,
Assistant Vice President            None.


David Schultz,
Senior Vice President               Senior Managing Director and President
                                    of    HarbourView     Asset     Management
                                    Corporation (since April 1999).


Stephanie Seminara,
Vice President                      None.


Martha Shapiro,
Assistant Vice President            None.

Michelle Simone,
Assistant Vice President            None.


Richard Soper,
Vice President                      None.


Cathleen Stahl,
Vice President                      Assistant  Vice  President  &  Manager  of
                                    Women & Investing Program


Donald W. Spiro,

Chairman Emeritus and Director      Vice  Chairman  and  Trustee  of  the  New
                                    York-based  Oppenheimer  funds;  formerly,
                                    Chairman    of   the   Manager   and   the

                                    Distributor.

Richard A. Stein,
Vice President: Rochester Division  Assistant Vice  President  (since 1995) of
                                    Rochester Capitol Advisors, L.P.

Arthur Steinmetz,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

John Stoma,

Senior Vice President               None.


Michael C. Strathearn,

Vice President An officer and/or portfolio manager of certain Oppenheimer funds; a Chartered Financial Analyst; a Vice President of HarbourView Asset Management Corporation.

Wayne Strauss,
Assistant Vice President: Rochester
Division Formerly Senior Editor, West Publishing Company (January 1997 - March 1997).


James C. Swain,

Vice Chairman of the Board          Chairman,  CEO and  Trustee,  Director  or
                                    Managing   Partner  of  the   Denver-based
                                    Oppenheimer  Funds;  formerly,   President
                                    and   Director   of    Centennial    Asset
                                    Management Corporation and Chairman of the Board of Shareholder Services, Inc.

Susan Switzer,
Assistant Vice President            None.

Anthony A. Tanner,
Vice President:  Rochester Division None.


James Tobin,
Vice President                      None.

Jay Tracey,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.


James Turner,
Assistant Vice President            None.

Maureen VanNorstrand,
Assistant Vice President            None.


Ashwin Vasan,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.


Annette Von Brandis,
Assistant Vice President            None.

Teresa Ward,
Assistant Vice President            None.


Jerry Webman,
Senior Vice President               Director  of  New  York-based   tax-exempt
                                    fixed income Oppenheimer funds.

Christine Wells,
Vice President                      None.

Joseph Welsh,
Assistant Vice President            None.


Brian W. Wixted,              Formerly Principal and Chief Operating Officer,
Senior Vice President and     Bankers Trust Company - Mutual Fund Services
Treasurer                     Division   (March  1995  -  March  1999);   Vice
                                    President and Chief Financial  Officer of CS
                                    First  Boston  Investment  Management  Corp.
                                    (September  1991 -  March  1995);  and  Vice
                                    President and  Accounting  Manager,  Merrill
                                    Lynch  Asset  Management  (November  1987  -
                                    September 1991).


Kenneth B. White,

Vice President An officer and/or portfolio manager of certain Oppenheimer funds; a Chartered Financial Analyst; Vice President of HarbourView Asset Management Corporation.


William L. Wilby,

Senior Vice President               An  officer  and/or  portfolio  manager of
                                    certain  Oppenheimer funds; Vice President
                                    of    HarbourView     Asset     Management
                                    Corporation.


Carol Wolf,

Vice President                An officer and/or  portfolio  manager of certain
                                    Oppenheimer   funds;   Vice  President  of
                                    Centennial Asset  Management  Corporation;
                                    Vice  President,  Finance and  Accounting;
                                    Point of Contact:  Finance  Supporters  of
                                    Children;  Member of the Oncology Advisory
                                    Board of the Childrens Hospital.


Caleb Wong,
Assistant Vice President            None.

Robert G. Zack,
Senior Vice President and
Assistant Secretary, Associate

General Counsel                     Assistant    Secretary   of    Shareholder
                                    Services,    Inc.    (since   May   1985),
                                    Shareholder   Financial   Services,   Inc.
                                    (since  November  1989),  OppenheimerFunds
                                    International     Ltd.    (since    1998),
                                    Oppenheimer  Millennium  Funds plc  (since
                                    October   1997);   an   officer  of  other

                               Oppenheimer funds.

Jill Zachman,
Assistant Vice President:
Rochester Division                  None.

Arthur J. Zimmer,

Senior Vice President               An  officer  and/or  portfolio  manager of
                                    certain  Oppenheimer funds; Vice President
                                    of     Centennial     Asset     Management

                                    Corporation.


The Oppenheimer Funds include the New York-based Oppenheimer Funds, the Denver-based Oppenheimer Funds and the Oppenheimer Quest /Rochester Funds, as

set forth below:

New York-based Oppenheimer Funds


Oppenheimer  California  Municipal Fund
Oppenheimer  Capital  Appreciation  Fund
Oppenheimer  Developing  Markets Fund
Oppenheimer  Discovery  Fund
Oppenheimer Enterprise Fund
Oppenheimer  Europe Fund
Oppenheimer  Global Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer  International  Growth Fund
Oppenheimer  International Small Company Fund
Oppenheimer  Large Cap Growth Fund
Oppenheimer  Money Market Fund,  Inc.
Oppenheimer   Multi-Sector  Income  Trust
Oppenheimer  Multi-State Municipal Trust
Oppenheimer Multiple Strategies Fund
Oppenheimer  Municipal Bond Fund
Oppenheimer  New  York  Municipal  Fund
Oppenheimer   Series  Fund,  Inc.
Oppenheimer U.S. Government Trust
Oppenheimer World Bond Fund


Quest/Rochester Funds

Limited Term New York Municipal Fund
Oppenheimer Convertible Securities Fund
Oppenheimer MidCap Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Rochester Fund Municipals

Denver-based Oppenheimer Funds


Centennial America Fund, L.P.
Centennial  California Tax Exempt Trust
Centennial Government  Trust
Centennial  Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Oppenheimer Cash Reserves
Oppenheimer Champion Income  Fund
Oppenheimer  Capital  Income  Fund
Oppenheimer  High  Yield  Fund
Oppenheimer  Integrity Funds
Oppenheimer  International  Bond Fund
Oppenheimer Limited-Term  Government Fund
Oppenheimer Main Street Funds,  Inc.
Oppenheimer Municipal Fund
Oppenheimer  Real Asset Fund
Oppenheimer  Strategic Income Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Variable Account Funds
Panorama Series Fund, Inc.


The address of OppenheimerFunds, Inc., the New York-based Oppenheimer Funds, the Quest Funds, OppenheimerFunds Distributor, Inc., HarbourView Asset Management Corp., Oppenheimer Partnership Holdings, Inc., and Oppenheimer Acquisition Corp. is Two World Trade Center, New York, New York 10048-0203.

The address of the Denver-based Oppenheimer Funds, Shareholder Financial Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, Centennial Capital Corp., and Oppenheimer Real Asset Management, Inc. is 6803 South Tucson Way, Englewood, Colorado 80112.

The address of the Rochester-based funds is 350 Linden Oaks, Rochester, New York 14625-2807.


Item 27.  Principal Underwriter

(a) OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration Statement and listed in Item 26(b) above (except Oppenheimer Multi-Sector Income Trust and Panorama Series Fund, Inc.) and for MassMutual Institutional Funds.


(b) The directors and officers of the Registrant's principal underwriter are:

Name & Principal             Positions & Offices         Positions & Offices
Business Address             with Underwriter            with Registrant


Jason Bach                   Vice President              None
31 Racquel Drive
Marietta, GA 30064

Peter Beebe                  Vice President              None
876 Foxdale Avenue
Winnetka, IL  60093

Douglas S. Blankenship       Vice President              None
17011 Woodbank
Spring, TX  77379

George C. Bowen(1)           Vice President and          Vice President and
                             Treasurer                   Treasurer of the
                                                         Oppenheimer funds.


Peter W. Brennan             Vice President              None
1940 Cotswold Drive
Orlando, FL 32825


Susan Burton(2)              Vice President              None

Erin Cawley(2)               Assistant Vice President    None


Robert Coli                  Vice President              None
12 White Tail Lane
Bedminster, NJ 07921

William Coughlin             Vice President              None
542 West Surf - #2N
Chicago, IL  60657

Mary Crooks(1)


Daniel Deckman               Vice President              None
12252 Rockledge Circle
Boca Raton, FL 33428

Christopher DeSimone         Vice President              None
5105 Aldrich Avenue South
Minneapolis, MN 55419

Joseph DiMauro               Vice President              None
244 McKinley Avenue
Grosse Pointe Farms, MI 48236


Rhonda Dixon-Gunner(1)       Assistant Vice President    None


Andrew John Donohue(2)       Executive Vice              Secretary of the
                             President & Director        Oppenheimer funds.
                             and General Counsel

John Donovan                 Vice President              None
868 Washington Road
Woodbury, CT  06798

Kenneth Dorris               Vice President              None
4104 Harlanwood Drive
Fort Worth, TX 76109

Eric Edstrom(2)              Vice President              None


Wendy H. Ehrlich             Vice President              None
4 Craig Street
Jericho, NY 11753


Kent Elwell                  Vice President              None
35 Crown Terrace
Yardley, PA  19067

Todd Ermenio                 Vice President              None
11011 S. Darlington Avenue

Tulsa, OK  74137

John Ewalt                   Vice President              None
2301 Overview Dr. NE
Tacoma, WA 98422


George Fahey                 Vice President              None
141 Breon Lane
Elkton, MD 21921

Eric Fallon                  Vice President              None
10 Worth Circle
Newton, MA  02158


Katherine P. Feld(2)         Vice President              None
& Secretary

Mark Ferro                   Vice President              None
43 Market Street
Breezy Point, NY 11697

Ronald H. Fielding(3)        Vice President              None


John ("J") Fortuna(2)        Vice President              None


Ronald R. Foster             Senior Vice President       None
11339 Avant Lane
Cincinnati, OH 45249


Patricia Gadecki-Wells       Vice President              None
950 First St., S.

Suite 204
Winter Haven, FL  33880

Luiggino Galleto             Vice President              None
10239 Rougemont Lane
Charlotte, NC 28277


Michelle Gans                Vice President              None
8327 Kimball Drive
Eden Prairie, MN  55347


L. Daniel Garrity            Vice President              None
2120 Brookhaven View, N.E.
Atlanta, GA 30319

Mark Giles                   Vice President              None
5506 Bryn Mawr
Dallas, TX 75209

Ralph Grant(2)               Vice President/National     None
                             Sales Manager


Michael Guman                Vice President              None
3913 Pleasent Avenue
Allentown, PA 18103

Allen Hamilton               Vice President              None
5 Giovanni
Aliso Viejo, CA  92656

C. Webb Heidinger            Vice President              None
138 Gales Street
Portsmouth, NH  03801

Byron Ingram(1)              Assistant Vice President    None

Kathleen T. Ives(1)          Vice President              None

Eric K. Johnson              Vice President              None
3665 Clay Street
San Francisco, CA 94118


Mark D. Johnson              Vice President              None
409 Sundowner Ridge Court
Wildwood, MO  63011



Elyse Jurman                 Vice President              None
1194 Hillsboro Mile, #51
Hillsboro Beach, FL  33062


Michael Keogh(2)             Vice President              None


Brian Kelly                  Vice President              None
60 Larkspur Road
Fairfield, CT  06430

John C. Kennedy              Vice President              None
799 Paine Drive
Westchester, PA  19382


Richard Klein                Vice President              None
4820 Fremont Avenue So.
Minneapolis, MN 55409

Daniel Krause                Vice President              None
560 Beacon Hill Drive
Orange Village, OH  44022


Oren Lane                    Vice President              None
5286 Timber Bend Drive
Brighton, MI  48116


Todd Lawson                  Vice President              None
3333 E. Bayaud Avenue
Unit 714
Denver, CO 80209

Dawn Lind                    Vice President              None
7 Maize Court
Melville, NY 11747


James Loehle                 Vice President              None
30 Wesley Hill Lane
Warwick, NY 10990

Steve Manns                  Vice President              None
1941 W. Wolfram Street
Chicago, IL  60657


Todd Marion                  Vice President              None
39 Coleman Avenue
Chatham, N.J. 07928


Marie Masters                Vice President              None
8384 Glen Eagle Drive
Manlius, NY  13104

LuAnn Mascia(2)              Assistant Vice President    None


Wesley Mayer(2)              Vice President              None

Theresa-Marie Maynier        Vice President              None
2421 Charlotte Drive
Charlotte, NC  28203

Anthony Mazzariello          Vice President              None
100 Anderson Street, #427
Pittsburgh, PA  15212

John McDonough               Vice President              None
3812 Leland Street
Chevy Chase, MD  20815

Wayne Meyer                  Vice President              None
2617 Sun Meadow Drive
Chesterfield, MO  63005


Tanya Mrva(2)                Assistant Vice President    None

Laura Mulhall(2)             Senior Vice President       None

Charles Murray               Vice President              None
18 Spring Lake Drive
Far Hills, NJ 07931

Wendy Murray                 Vice President              None
32 Carolin Road
Upper Montclair, NJ 07043


Denise-Marie Nakamura        Vice President              None
2870 White Ridge Place, #24

Thousand Oaks, CA  91362


Chad V. Noel                 Vice President              None
2408 Eagleridge Drive

Henderson, NV  89014

Joseph Norton                Vice President              None
2518 Fillmore Street
San Francisco, CA  94115

Kevin Parchinski             Vice President              None
8409 West 116th Terrace
Overland Park, KS 66210

Gayle Pereira                Vice President              None
2707 Via Arboleda
San Clemente, CA 92672


Charles K. Pettit            Vice President              None
22 Fall Meadow Drive

Pittsford, NY  14534


Bill Presutti                Vice President              None
130 E. 63rd Street, #10E
New York, NY  10021

Steve Puckett                Vice President              None
5297 Soledad Mountain Road
San Diego, CA  92109

Elaine Puleo(2)              Senior Vice President       None


Minnie Ra                    Vice President              None
100 Delores Street, #203
Carmel, CA 93923


Dustin Raring                Vice President              None
378 Elm Street
Denver, CO 80220


Michael Raso                 Vice President              None
16 N. Chatsworth Ave.
Apt. 301
Larchmont, NY  10538

John C. Reinhardt(3)         Vice President              None


Douglas Rentschler           Vice President              None
677 Middlesex Road

Grosse Pointe Park, MI 48230


Ruxandra Risko(2)            Vice President              None


Ian Robertson                Vice President              None
4204 Summit Wa
Marietta, GA 30066


Michael S. Rosen(2)          Vice President              None

Kenneth Rosenson             Vice President              None
3505 Malibu Country Drive

Malibu, CA 90265


James Ruff(2)                President                   None
Alfredo Scalzo               Vice President              None
19401 Via Del Mar, #303
Tampa, FL  33647


Timothy Schoeffler           Vice President              None
1717 Fox Hall Road
Washington, DC  77479

Michael Sciortino            Vice President              None
785 Beau Chene Drive
Mandeville, LA  70471


Eric Sharp                   Vice President              None
862 McNeill Circle
Woodland, CA  95695

Michelle Simone(2)           Assistant Vice President    None

Stuart Speckman(2)           Vice President              None

Timothy J. Stegner           Vice President              None
794 Jackson Street
Denver, CO 80206

Peter Sullivan               Vice President              None
21445 S. E 35th Street
Issaquah, WA  98029

David Sturgis                Vice President              None
44 Abington Road
Danvers, MA  01923

Scott Such(1)                Senior Vice President       None


Brian Summe                  Vice President              None
239 N. Colony Drive
Edgewood, KY 41017

George Sweeney               Vice President              None
5 Smokehouse Lane
Hummelstown, PA  17036

Andrew Sweeny                Vice President              None
5967 Bayberry Drive
Cincinnati, OH 45242


Scott McGregor Tatum         Vice President              None
704 Inwood
Southlake, TX  76092

David G. Thomas              Vice President              None
7009 Metropolitan Place, #300
Falls Church, VA 22043

Susan Torrisi(2)             Assistant Vice President    None


Sarah Turpin                 Vice President              None
2201 Wolf Street, #5202
Dallas, TX 75201


Mark Vandehey(1)             Vice President              None

Andrea Walsh(1)              Vice President              None

Suzanne Walters(1)           Assistant Vice President    None

James Wiaduck                Vice President              None
29900 Meridian Place
#22303
Farmington Hills, MI  48331

Donn Weise                   Vice President              None
3249 Earlmar Drive
Los Angeles, CA  90064


Marjorie Williams            Vice President              None
6930 East Ranch Road
Cave Creek, AZ  85331


Brian W. Wixted (1)          Vice President              Vice President and
                             and Treasurer               Treasurer of the
                                                         Oppenheimer funds.

6803 South Tucson Way, Englewood, CO  80112
Two World Trade Center, New York, NY  10048
350 Linden Oaks, Rochester, NY  14623

      (c) Not applicable.

Item 28.  Location of Accounts and Records


The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds, Inc. at its offices at 6803 South Tucson Way, Englewood, Colorado 80112.


Item 29.  Management Services

Not applicable

Item 30.  Undertakings


Not applicable.

            SIGNATURES

------------------------------------------------------------------------------


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 25th day of May, 1999.


                                          OPPENHEIMER CORE EQUITY FUND

                                          By:  /s/ Bridget A. Macaskill
                                               Bridget A. Macaskill, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:


/s/ Leon Levy*                      Chairman of the
-------------------------------------         Board of Trustees   May 25, 1999
Leon Levy

/s/ Donald W. Spiro*                       Vice Chairman and
-------------------------------------                       Trustee
May 25, 1999
Donald W. Spiro

/s/ Robert G. Galli*                       Trustee                May 25, 1999
-------------------------------------

Robert G. Galli


/s/ Benjamin Lipstein*              Trustee                       May 25, 1999
-------------------------------------
Benjamin Lipstein

/s/ Bridget A. Macaskill*                  President,
-------------------------------------                       Principal
Executive
Bridget A. Macaskill                       Officer, Trustee      May 25, 1999

/s/ Elizabeth B. Moynihan*                 Trustee                May 25, 1999
-------------------------------------

Elizabeth B. Moynihan


/s/ Kenneth A. Randall*             Trustee                       May 25, 1999
-------------------------------------

Kenneth A. Randall


/s/ Edward V. Regan*                       Trustee                May 25, 1999
-------------------------------------

Edward V. Regan


/s/ Russell S. Reynolds, Jr.*              Trustee                May 25, 1999
-------------------------------------

Russell S. Reynolds, Jr.


/s/ Pauline Trigere*                       Trustee                May 25, 1999
-------------------------------------
Pauline Trigere

/s/ Brian W. Wixted*                       Treasurer             May 25, 1999
-------------------------------------
Brian W. Wixted

/s/ Clayton K. Yeutter*             Trustee                       May 25, 1999
-------------------------------------

Clayton K. Yeutter



*By: /s/ Robert G. Zack
---------------------------------------------
Robert G. Zack, Attorney-in-Fact

                         OPPENHEIMER CORE EQUITY FUND

                                EXHIBIT INDEX


Exhibit No.       Description

23(c)(i)          Specimen Class A Share Certificate
23(c)(ii)         Specimen Class B Share Certificate
23(c)(iii)        Specimen Class C Share Certificate
23(c)(iv)         Specimen Class Y Share Certificate

--                Power of Attorney for Brian W. Wixted

                  Request for Aceleration of Effective Data Pursuat to Rule 461 (reg. 230.461)

































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